File Nos. 333-20621
                                                                       811-08031


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|


     Pre-Effective Amendment No. 2                                           |X|


     Post-Effective Amendment No. __                                         |_|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|


     Amendment No. 2                                                         |X|


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                        SELIGMAN VALUE FUND SERIES, INC.
               (Exact name of registrant as specified in charter)
--------------------------------------------------------------------------------
                                 100 PARK AVENUE
                            NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

     Registrant's Telephone Number: 212-850-1864 or Toll Free: 800-221-2450
--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES, INC.
               (Exact name of registrant as specified in charter)
--------------------------------------------------------------------------------
                                 100 PARK AVENUE
                            NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

     Registrant's Telephone Number: 212-850-1864 or Toll Free: 800-221-2450
--------------------------------------------------------------------------------
                           THOMAS G. ROSE, Treasurer,
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)
--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this
                                              Registration Statement
--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):

|_| upon filing pursuant to paragraph (b)

|_| on (date) pursuant to paragraph (b)

|_| 60 days after filing pursuant to paragraph (a)(1)

|_| on (date) pursuant to paragraph (a)(1)

|_| 75 days after filing pursuant to paragraph (a)(2) of rule 485

|_| on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant elects to register an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1).

                        SELIGMAN VALUE FUND SERIES, INC.
                              CROSS REFERENCE SHEET

Part A of Form N-1A
Item No.                                                  Location in Prospectus
--------                                                  ----------------------

 1.    Cover Page                                         Cover Page

 2.    Synopsis                                           Summary of Series Expenses

 3.    Condensed Financial Information                    Not Applicable

 4.    General Description of Registrant                  Cover Page; Organization and Capitalization

 5.    Management of the Fund                             Management Services

 5a.   Manager's Discussion of Fund                       Not Applicable
       Performance

 6.    Capital Stock and Other Securities                 Organization and Capitalization

 7.    Purchase of Securities Being Offered               Alternative Distribution System; Purchase of Shares;  Administration,
                                                          Shareholder Services and Distribution Plan

 8.    Redemption or Repurchase                           Telephone Transactions; Redemption of Shares; Exchange Privilege

 9.    Pending Legal Proceedings                          Not Applicable

Part B of Form N-1A
Item No.                                                  Location in Statement of Additional Information or Prospectus
--------                                                  -------------------------------------------------------------
10.    Cover Page                                         Cover Page

11.    Table of Contents                                  Table of Contents

12.    General Information and History                    General Information; Organization and Capitalization (Prospectus);
                                                          Appendix B

13.    Investment Objectives and Policies                 Investment Objectives, Policies And Risks; Investment Limitations

14.    Management of the Registrant                       Management and Expenses

15.    Control Persons and Principal                      Directors and Officers
          Holders of Securities

16.    Investment Advisory and Other Services             Management and Expenses; Distribution Services

17.    Brokerage Allocation                               Portfolio Transactions

18.    Capital Stock and Other Securities                 General Information; Organization and Capitalization (Prospectus)

19.    Purchase, Redemption and Pricing                   Purchase and Redemption of Fund Shares;
       of Securities being Offered                        Valuation

20.    Tax Status                                         Federal Income Taxes (Prospectus)

21.    Underwriter                                        Distribution Services

22.    Calculation of Performance Data                    Performance


23.    Financial Statements                               Financial Statements


                       SELIGMAN VALUE FUND SERIES, INC.
                         Seligman Large-Cap Value Fund
                         Seligman Small-Cap Value Fund
                  100 Park Avenue . New York, New York 10017
                    New York City Telephone: (212) 850-1864
       Toll-Free Telephone: (800) 221-2450 all continental United States
     For Retirement Plan Information--Toll-Free Telephone: (800) 445-1777

                                                            April 23, 1997

  SELIGMAN LARGE-CAP VALUE FUND (the "Large-Cap Value Fund") seeks long-term capital appreciation. The Large-Cap Value Fund seeks to achieve this objective by investing primarily in equity securities of companies with large market capitalizations deemed to be "value" companies by the investment manager.

  SELIGMAN SMALL-CAP VALUE FUND (the "Small-Cap Value Fund") seeks long-term capital appreciation. The Small-Cap Value Fund seeks to achieve this objective by investing primarily in equity securities of companies with small market capitalizations deemed to be "value" companies by the investment manager.

  The Large-Cap Value Fund and the Small-Cap Value Fund (each, individually, a "Series") are each a separate series of Seligman Value Fund Series, Inc. (the "Fund"), an open-end, diversified management investment company. The Fund may offer additional series in the future. For a description of each Series' in-vestment objective and policies, including the risk factors associated with an investment in the Fund, see "Investment Objectives, Policies and Risks." There can be no assurance that a Series' investment objective will be achieved.

  Investment advisory and management services are provided to the Fund by J.&W. Seligman & Co. Incorporated (the "Manager") and, to the extent requested by the Manager in respect of foreign assets, Seligman Henderson Co. (the "Subadviser"). The Fund's distributor is Seligman Financial Services, Inc.

  Each Series offers three classes of shares. Class A shares are sold subject to an initial sales load of up to 4.75% and an annual service fee currently charged at a rate of up to .25% of the average daily net asset value of the Class A shares. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales load but are subject to a contingent de-ferred sales load ("CDSL") of 1% on redemptions within eighteen months of pur-chase. Class B shares are sold without an initial sales load but are subject to a CDSL of 5% on redemptions in the first year after purchase of such shares, declining to 1% in the sixth year and 0% thereafter, an annual distri-bution fee of .75% and an annual service fee of up to .25% of the average daily net asset value of the Class B shares. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class D shares are sold without an initial sales load but are subject to a CDSL of 1% imposed on redemptions within one year of purchase, an annual distribution fee of up to .75% and an annual service fee of up to .25% of the average daily net asset value of the Class D shares. Any CDSL payable upon redemption of shares will be assessed on the lesser of the current net asset value or the original purchase price of the shares redeemed. No CDSL will be imposed on shares acquired through the reinvestment of dividends or distributions received from any class of shares. See "Alternative Distribution System." Shares of the Fund may be purchased through any authorized investment dealer.

  This Prospectus sets forth concisely the information a prospective investor should know about the Fund and the Series before investing. Please read it carefully before you invest and keep it for future reference. Additional in-formation about the Fund, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Addi-tional Information is available upon request without charge by calling or writing the Fund at the telephone numbers or the address set forth above. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.

 SHARES IN  THE FUND  ARE NOT DEPOSITS  OR OBLIGATIONS  OF, OR  GUARANTEED OR
   ENDORSED BY,  ANY BANK,  AND  SHARES ARE  NOT  FEDERALLY INSURED  BY  THE
    FEDERAL DEPOSIT  INSURANCE CORPORATION,  THE FEDERAL RESERVE  BOARD OR
      ANY OTHER AGENCY.

 THESE  SECURITIES HAVE NOT  BEEN APPROVED OR  DISAPPROVED BY THE  SECURITIES
   AND EXCHANGE COMMISSION  OR ANY STATE SECURITIES  COMMISSION NOR HAS THE
    SECURITIES AND  EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
      PASSED  UPON THE  ACCURACY  OR ADEQUACY  OF  THIS PROSPECTUS.  ANY
        REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          SUMMARY OF SERIES EXPENSES

                                   LARGE-CAP VALUE FUND                                 SMALL-CAP VALUE FUND
                   ---------------------------------------------------- ----------------------------------------------------
                         CLASS A           CLASS B         CLASS D            CLASS A           CLASS B         CLASS D
                   ------------------- --------------- ---------------- ------------------- --------------- ----------------
SHAREHOLDER          (INITIAL SALES    (DEFERRED SALES (DEFERRED SALES    (INITIAL SALES    (DEFERRED SALES (DEFERRED SALES
TRANSACTION               LOAD              LOAD             LOAD              LOAD              LOAD             LOAD
EXPENSES              ALTERNATIVE)      ALTERNATIVE)     ALTERNATIVE)      ALTERNATIVE)      ALTERNATIVE)     ALTERNATIVE)
 Maximum Sales
  Load Imposed on
  Purchases (as a
  percentage of
  offering
  price).........         4.75%             None             None              4.75%             None             None
 Sales Load on
  Reinvested
  Dividends......         None              None             None              None              None             None
 Deferred Sales
  Load (as a
  percentage of
  original
  purchase price
  or redemption
  proceeds,          None; except 1%   5% in 1st year  1% in first year   None; except 1%   5% in 1st year  1% in first year
  whichever is     in first 18 months  4% in 2nd year  None thereafter  in first 18 months  4% in 2nd year  None thereafter
  lower).........      if initial       3% in 3rd and                       if initial       3% in 3rd and
                     sales load was       4th years                        sale load was       4th years
                   waived in full due  2% in 5th year                   waived in full due  2% in 5th year
                   to size of purchase 1% in 6th year                   to size of purchase 1% in 6th year
                                       None thereafter                                      None thereafter
 Redemption Fees.         None              None             None              None              None             None
 Exchange Fees...         None              None             None              None              None             None
ANNUAL SERIES
OPERATING
EXPENSES
 (as a percentage
of  average net
assets)                  CLASS A           CLASS B         CLASS D            CLASS A           CLASS B         CLASS D
                   ------------------- --------------- ---------------- ------------------- --------------- ----------------
 Management Fees.          .80%              .80%             .80%             1.00%             1.00%            1.00%
 12b-1 Fees......          .25%             1.00%**          1.00%**            .25%             1.00%**          1.00%**
 Other Expenses*.          .61%              .61%             .61%              .74%              .74%             .74%
                          ----               ---              ---               ---               ---              ---
 Total Fund
  Operating
  Expenses.......         1.66%             2.41%            2.41%             1.99%             2.74%            2.74%
                          ====              ====             ====              ====              ====             ====

  The purpose of this table is to assist investors in understanding the vari-ous costs and expenses which shareholders of the Fund bear directly or indi-rectly. "Other Expenses" are based on estimated amounts for the current fiscal year. The sales load on Class A shares is a one-time charge paid at the time of purchase of shares. Reductions in initial sales loads are available in cer-tain circumstances. Class A shares are not subject to an initial sales load for purchases of $1,000,000 or more; however, such shares are subject to a CDSL, a one time charge, only if the shares are redeemed within eighteen months of purchase. The CDSLs on Class B and Class D shares are one-time charges paid only if shares are redeemed within six years or one year of pur-chase, respectively. For more information concerning reductions in sales loads and for a more complete description of the various costs and expenses, see "Purchase of Shares," "Redemption of Shares" and "Management Services" herein. The Fund's Administration, Shareholder Services and Distribution Plan to which the caption "12b-1 Fees" relates, is discussed under "Administration, Share-holder Services and Distribution Plan" herein.

                                                  LARGE-CAP       SMALL-CAP
                                                  VALUE FUND      VALUE FUND
EXAMPLE                                         --------------- ---------------
                                                1 YEAR  3 YEARS 1 YEAR  3 YEARS
                                                ------  ------- ------  -------
You would pay the following expenses
 on a $1,000 investment, assuming (1)
 5% annual return and (2) redemption
 at the end of each time period:.....  Class A   $64     $ 97    $67     $107
                                       Class B+  $74     $105    $78     $115
                                       Class D   $34++   $ 75    $38++   $ 85

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EX-PENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND THE 5% AN-NUAL RETURN USED IN THIS EXAMPLE IS A HYPOTHETICAL RATE.
* Estimated.

** Includes an annual distribution fee of up to .75% and an annual service fee of up to .25%. Pursuant to the Rules of the National Association of Securi-ties Dealers, Inc., the aggregate deferred sales loads and annual distribu-tion fees on Class B and Class D shares of each Series may not exceed 6.25% of total gross sales, subject to certain exclusions. The maximum sales charge rule is applied separately to each class. The 6.25% limitation is imposed on each Series rather than on a per shareholder basis. Therefore, a long-term Class B or Class D shareholder of a Series may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's investment in such shares.

 + Assuming (1) a 5% annual return and (2) no redemption at the end of the pe-riod, the expenses on a $1,000 investment would be: Large-Cap Value Fund-- $24 for 1 year and $75 for 3 years; Small-Cap Value Fund --$28 for 1 year and $85 for 3 years.

++ Assuming (1) a 5% annual return and (2) no redemption at the end of one year, the expenses on a $1,000 investment would be: Large-Cap Value Fund-- $24; Small-Cap Value Fund--$28.

ALTERNATIVE DISTRIBUTION SYSTEM

  Each Series offers three classes of shares. Class A shares are sold to in-vestors who have concluded that they would prefer to pay an initial sales load and have the benefit of lower continuing fees. Class B shares are sold to in-vestors choosing to pay no initial sales sold, a higher distribution fee and a CDSL with respect to redemptions within six years of purchase and who desire shares to convert automatically to Class A shares after eight years. Class D shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and, with respect to redemptions within one year of purchase, a CDSL. The Alternative Distribution System allows investors to choose the method of purchasing shares that is most beneficial in light of the amount of the purchase, the length of time the shares are expected to be held and other relevant circumstances. Investors should determine whether under their partic-ular circumstances it is more advantageous to incur an initial sales load and be subject to lower ongoing fees, as discussed below, or to have the entire initial purchase price invested in a Series with the investment thereafter be-ing subject to higher ongoing fees and either a CDSL for a six-year period with automatic conversion to Class A shares after eight years or a CDSL for a one-year period with no automatic conversion to Class A shares.

  Investors who expect to maintain their investment for an extended period of time might choose to purchase Class A shares because over time the accumulated continuing distribution fees of Class B and Class D shares may exceed the ini-tial sales load and lower ongoing fee of Class A shares. This consideration must be weighed against the fact the amount invested in a Series will be re-duced by the initial sales load on Class A shares deducted at the time of pur-chase. Furthermore, the higher distribution fees on Class B and Class D shares will be offset to the extent any return is realized on the additional funds initially invested therein that would have been equal to the amount of the initial sales load on Class A shares. Investors who qualify for reduced ini-tial sales loads, as described under "Purchase of Shares" below, might also choose to purchase Class A shares because the sales load deducted at the time of purchase would be less. However, investors should consider the effect of the 1% CDSL imposed on shares on which the initial sales load was waived be-cause the amount of Class A shares purchased reached $1,000,000 or more. In addition, Class B shares will be converted automatically to Class A shares af-ter a period of approximately eight years, and thereafter investors will be subject to lower ongoing fees. Shares purchased through reinvestment of divi-dends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.

  Alternatively, some investors might choose to have all of their funds in-vested initially in Class B or Class D shares, although remaining subject to a higher continuing distribution fee and, for a six-year or one-year period, a CDSL as described below. For example, an investor who does not qualify for re-duced sales loads would have to hold Class A shares for more than 6.33 years for the Class B or Class D distribution fee to exceed the initial sales load plus the distribution fee on Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class B and Class D shares' 1% distribution fee, other expenses charged to each class, fluctuations in net asset value or the effect of the return on the in-vestment over this period of time.

  Investors should bear in mind that total asset based sales charges (i.e., the higher continuing distribution fee plus the CDSL) on Class B shares that are redeemed may exceed the total asset based sales charges that would be pay-able on a purchase of the same amount of Class A or Class D shares, particu-larly if the Class B shares are redeemed shortly after purchase or if the in-vestor qualifies for a reduced sales load on the Class A shares.

  Investors should understand that the purpose and function of the initial sales load (and deferred sales load, when applicable) with respect to Class A shares is the same as those of the deferred sales loads and higher distribu-tion fees with respect to Class B and Class D shares in that the sales loads and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Series.

  Class B and Class D shares are subject to the same ongoing distribution fees but Class D shares are subject to a CDSL for a shorter period of time (one year as opposed to six years) than Class B shares. However, unlike Class D shares, Class B shares automatically convert to Class A shares after eight years, which are subject to lower ongoing fees.

  The three classes of shares of a Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and, po-tentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or Maryland law. The net income attributable to each class and dividends payable on the shares of each class will be reduced by the amount of distribution and other expenses of each class. Class B and Class D shares bear higher distribution fees, which will cause the Class B and Class D shares to pay lower dividends than the Class A shares. The three classes also have separate exchange privileges.

  The Directors of the Fund believe that no conflict of interest currently ex-ists between the Class A, Class B and Class D shares of each Series. On an on-going basis, the Directors, in the exercise of their fiduciary duties under the 1940 Act and Maryland law, will seek to ensure that no such conflict aris-es. For this purpose, the Directors will monitor the Fund for the existence of any material conflict among the classes and will take such action as is rea-sonably necessary to eliminate any such conflicts that may develop.

  DIFFERENCES BETWEEN CLASSES. The primary differences between Class A, Class B and Class D shares are their sales load structures and ongoing expenses as set forth below. The primary differences between Class B and Class D shares are that Class D shares are subject to a shorter CDSL period and a lower CDSL rate but Class B shares automatically convert to Class A shares after eight years, resulting in a reduction in ongoing fees. Investors in Class B shares should take into account whether they intend to redeem their shares within the CDSL period and, if not, whether they intend to remain invested until the end of the conversion period and thereby take advantage of the reduction in ongo-ing fees resulting from the conversion to Class A shares. Other investors, however, may elect to purchase Class D shares if they determine that it is ad-vantageous to have all their assets invested initially and they are uncertain as to the length of time they intend to hold their assets in the Fund or an-other mutual fund in the Seligman Group for which the exchange privilege is available. Although Class D shareholders are subject to a shorter CDSL period at a lower rate, they forgo the Class B automatic conversion feature, making their investment subject to higher distribution fees for an indefinite period of time. Each class has advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and their objectives.

                                    ANNUAL 12B-1 FEES
                INITIAL             (AS A % OF AVERAGE                 OTHER
               SALES LOAD           DAILY NET ASSETS)               INFORMATION
               ----------           ------------------           ------------------
CLASS A       Maximum                  Service fee                  Initial sales load
              initial                  of .25%.                     waived or reduced
              sales load                                            for
              of 4.75% of                                           certain purchases.
              the public                                            CDSL of 1% on
              offering                                              redemptions within
              price.                                                18 months of
                                                                    purchase on shares
                                                                    on which initial
                                                                    sales load was
                                                                    waived in full due
                                                                    to the size of the
                                                                    purchase.
CLASS B       None                     Service fee                  CDSL of:
                                       of .25%                      5% in 1st year 4%
                                       Distribution                 in 2nd year 3% in
                                       fee of .75%                  3rd and 4th years
                                       until                        2% in 5th year 1%
                                       conversion*                  in 6th year
                                                                    0% after 6th year.
CLASS D       None                     Service fee                  CDSL of 1% on
                                       of .25%                      redemptions within
                                       Distribution                 one year of
                                       fee of .75%.                 purchase.

-------
* Conversion occurs at the end of the month which precedes the 8th anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

  The Large-Cap Value Fund and the Small-Cap Value Fund are each a series of Seligman Value Fund Series, Inc., an open-end diversified management investment company, as defined in the 1940 Act, or mutual fund, incorporated in Maryland on January 27, 1997. The Fund is a newly organized investment company with no previous operating history.

  SELIGMAN LARGE-CAP VALUE FUND. The investment objective of the Large-Cap Value Fund is long-term capital appreciation. The investment objective is a fundamental policy and may not be changed without shareholder approval. The Se-ries seeks to achieve this objective by investing at least 65% of its total as-sets in equity securities of companies with large market capitalization (i.e., market capitalization of $2 billion or more) at the time of purchase by the Se-ries and identified by the Manager as value companies. There can be no assur-ance that the Series will meet its investment objective.

  SELIGMAN SMALL-CAP VALUE FUND. The investment objective of the Small-Cap Value Fund is long-term capital appreciation. The investment objective is a fundamental policy and may not be changed without shareholder approval. The Se-ries seeks to achieve this objective by investing at least 65% of its total as-sets in equity securities of companies with small market capitalization (i.e., market capitalization of up to $1 billion) at the time of purchase by the Se-ries and identified by the Manager as value companies. There can be no assur-ance that the Series will meet its investment objective.

  A value company, as determined by the Manager, is a company that typically displays, among other things, a relatively low price-to-book and/or price-to-earnings ratio. The Manager, in selecting securities for inclusion in each Se-ries' portfolio, may also consider, among other factors, evaluation of a company's growth prospects, quality of management, and liquidity. The Manager will also look for companies in which new management or proposed restructuring plans are expected by the Manager to have a positive impact on the company's overall business operations and productivity.

  Under normal market conditions, each Series anticipates that it will be in-vested primarily in equity securities of domestic issuers, including common stock, preferred stock and stock convertible into or exchangeable for such se-curities. Each Series expects that no more than 15% of its assets will be in-vested in cash or fixed-income securities except for temporary defensive pur-poses.

  SMALL COMPANY INVESTMENT RISK FACTORS. Investments in smaller companies may involve greater risks than larger companies, such as limited product lines, markets and financial or managerial resources. Less frequently traded securi-ties may be subject to more abrupt price movements than securities of larger companies.

  DERIVATIVES. Each Series may invest in financial instruments commonly known as "derivatives" only for hedging or investment purposes. A Series will not in-vest in derivatives for speculative purposes, i.e., where the derivative in-vestment exposes the Series to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.

  A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. A Series will not invest in a specific type of derivative without prior approval from the Fund's Board of Directors, after consideration of, among other things, how the derivative instrument serves the Series' investment objective, and the risk associated with the investment. The only types of derivatives in which each Se-ries is currently permitted to invest are stock purchase rights and warrants, and, as described more fully below, put options.

  OPTIONS TRANSACTIONS. Each Series may purchase put options on portfolio secu-rities in an attempt to hedge against a decrease in the price of a security held by such Series. A Series will not purchase options for speculative purpos-es. Purchasing a put option gives a Series the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

  When a Series purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Series, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly. See "Investment Objectives, Policies and Risks" in the Statement of Additional Information.

  ILLIQUID SECURITIES. Each Series may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. Each Series may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1993 Act, and the Manager, acting pursuant to procedures approved by the Fund's Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should this determi-nation be made, the Manager, acting pursuant to such procedures, will carefully monitor the security (focusing on such factors, among others, as trading activ-ity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Series, if, and to the extent that, qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

  FOREIGN SECURITIES. Each Series may invest in commercial paper and certifi-cates of deposit issued by foreign banks and may invest in other securities of foreign issuers directly or through American Depositary Receipts ("ADRs"), Eu-ropean Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts").

  Foreign investments may be affected favorably or unfavorably by changes in currency rates and ex- change control regulations. There may be less infor-mation available about a foreign company than about a U.S. company and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than those in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers. Depositary Re-ceipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. ADRs may be pub-licly traded on exchanges or over-the-counter in the United States and are quoted and settled in dollars at a price that generally reflects the dollar equivalent of the home country share price. EDRs and GDRs are typically traded in Europe and in both Europe and the United States, respectively. Depositary Receipts may be issued under sponsored or unsponsored programs. In sponsored programs, the issuer has made arrange-ments to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuers may not be directly involved in the creation of the program. Although regulatory re-quirements with respect to sponsored and unsponsored Depositary Receipt pro-grams are generally similar, the issuers of securities represented by unsponsored Depositary Receipts are not obligated to disclose material informa-tion in the United States, and therefore, the import of such information may not be reflected in the market value of such receipts. Each Series may invest up to 10% of its total assets in foreign securities that it holds directly, but this 10% limit does not apply to foreign securities held through Depositary Re-ceipts which are traded in the United States or to commercial paper and certif-icates of deposit issued by foreign banks.

  FIXED-INCOME SECURITIES. The fixed-income securities in which each Series may invest are not required to be rated by a recognized rating agency. As a matter of policy, each Series will invest only in "invest- ment grade" debt se-curities or, in the case of unrated securities, debt securities that are, in the opinion of the Manager, of equivalent quality to "investment grade" securi-ties. "Investment grade" debt securities are rated within the four highest rat-ing categories as determined by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Rating Service ("S&P"). A description of the debt securi-ties ratings appears in Appendix A to the Statement of Additional Information.

  BORROWING. Each Series may borrow money only from banks and only for tempo-rary or emergency purposes in an amount not to exceed 15% of the value of its total assets. The Fund may pledge its assets only to the extent necessary to effect permitted borrowings on a secured basis.

  Investment gains realized with additional funds borrowed will generally cause the net asset value of a Series' shares to rise faster than could be the case without borrowings. Conversely, if investment results fail to cover the cost of borrowings, the net asset value of such Series' shares could decrease faster than if there had been no borrowings. Borrowing, when used in this manner, is a speculative practice known as "leveraging."

  REPURCHASE AGREEMENTS. Each Series may enter into repurchase agreements with commercial banks or broker/dealers under which the Series acquires a U.S. Gov-ernment or a short-term money market instrument subject to resale at a mutually agreed-upon price and time. The resale price reflects an agreed upon interest rate effective for the period the Series holds the instrument that is unrelated to the interest rate on the instrument.

  A Series' repurchase agreements will at all times be fully collateralized, and the Series will make payment for such securities only upon physical deliv-ery or evidence of book entry transfer to the account of its custodian. Repur-chase agreements could involve certain risks in the event of bankruptcy or other default of the seller, including possible delays and expenses in liqui-dating the underlying security, decline in the value of the underlying security and loss of interest.

  TEMPORARY INVESTMENTS. When the Manager believes that market conditions war-rant a temporary defensive position, a Series may invest up to 100% of its as-sets in short-term instruments such as commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securi-ties and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Invest-ments in domestic bank certificates of deposit and bankers' acceptances will be limited to banks that have total assets in excess of $500 million and are sub-ject to regulatory supervision by the U.S. Government or state governments. A Series' investments in commercial paper of U.S. issuers will be limited to (a) obligations rated Prime-1 by Moody's or A-1 by S&P or (b) unrated obligations issued by companies having an outstanding unsecured debt issue currently rated A or better by S&P. A description of various commercial paper ratings appears in Appendix A to the Statement of Additional Information. A Series' investments in foreign short-term instruments will be limited to those that, in the opinion of the Manager, equate generally to the standards established for U.S. short-term instruments.

  Except as noted above, the foregoing investment policies are not fundamental and the Fund's Board of Directors may change such policies, including the pa-rameters by which "large" and "small" market capitalizations are defined, with-out the vote of a majority of a Series' outstanding voting securities. A more detailed description of the Series' investment policies, including a list of those restrictions on the Series' investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Series means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Series or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT SERVICES

  THE MANAGER. The Board of Directors provides broad supervision over the af-fairs of the Fund. Pursuant to a Management Agreement between the Fund, on be-half of each Series, and the Manager, the Manager manages the investments of the Fund and admin-isters the business and other affairs of the Fund. The ad-dress of the Manager is 100 Park Avenue, New York, NY 10017.

  The Manager also serves as manager of seventeen other investment companies which, together with the Fund, comprise the "Seligman Group." These companies are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Selig-man Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Hen-derson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., and Tri-Continental Corpora-tion. The aggregate assets of the Seligman Group were approximately $14.2 bil-lion at March 31, 1997. The Manager also provides investment management or ad-vice to institutional accounts having an aggregate value at March 31, 1997 of approximately $4.2 billion.

  Mr. William C. Morris is Chairman of the Manager and Chairman of the Board and Chief Executive Officer of the Fund. Mr. Morris owns a majority of the outstanding voting securities of the Manager.

  The Manager provides senior management for Seligman Data Corp., a wholly-owned subsidiary of certain investment companies in the Seligman Group, which performs, at cost, certain recordkeeping functions for the Fund, maintains the records of shareholder accounts and furnishes dividend paying, redemption and related services.

  The Manager is entitled to receive a management fee from each Series, calcu-lated daily and payable monthly, equal to an annual rate of .80% of the Large-Cap Value Fund's average daily net assets and 1.00% of the Small-Cap Value Fund's average daily net assets.

  The Fund pays all of its expenses other than those assumed by the Manager, including fees for necessary professional and brokerage services, costs of regulatory compliance, costs associated with maintaining corporate existence, custody and shareholder service, shareholder relations and insurance costs and fees and expenses of directors of the Fund not employed by (or serving as a Director of) the Manager or its affiliates.

  THE SUBADVISER. The Subadviser may provide investment management services to the Fund with respect to all or a portion of each Series' foreign investments, as designated by the Manager ("Qualifying Assets"). Each Series has a non-fun-damental policy under which it may invest up to 10% of its total assets in foreign securities that are held directly. The 10% limit does not apply to foreign securities held through Depositary Receipts which are traded in the United States or to commercial paper and certificates of deposit issued by foreign banks. Pursuant to a Subadvisory Agreement between the Manager and the Subadviser, the Subadviser, with respect to the Qualifying Assets, provides investment management services including investment research, advice and su-pervision, determines which securities will be purchased or sold, makes pur-chases and sales on behalf of the Series and determines how voting and other rights with respect to securities held by a Series shall be exercised, subject in each case to the control of the Fund's Board of Directors and in accordance with the Series' investment objectives, policies and principles. For this service, the Subadviser receives a fee, payable monthly, from the Manager in respect of each

Series. The subadvisory fee rate, which is applied to the average monthly net Qualifying Assets of each Series (i.e., the Qualifying Assets less any liabili-ties as designated by the Manager), is the same as the overall rate paid to the Manager by each Series.

  The Subadviser was founded in 1991 as a joint venture between the Manager and Henderson International, Inc., a controlled affiliate of Henderson plc. The Subadviser, headquartered in New York, was created to provide international and global investment advice to institutional and individual investors and invest-ment companies. The Subadviser currently serves as subadviser to Seligman Capi-tal Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., each series of Seligman Henderson Global Fund Series, Inc., Seligman In-come Fund, Inc., certain portfolios of Seligman Portfolios, Inc., and Tri-Con-tinental Corporation. The address of the Subadviser is 100 Park Avenue, New York, NY 10017.

  PORTFOLIO MANAGERS. Mr. Neil T. Eigen is Vice President of the Fund and Port-folio Manager of each Series. Mr. Eigen joined the Manager on January 3, 1997 as a Managing Director and Head of the Manager's Value Investment Team. Before joining the Manager, Mr. Eigen served as Senior Managing Director, Chief In-vestment Officer and Director of Equity Investing at Bear Stearns Asset Manage-ment.

  Mr. Richard S. Rosen is Co-Portfolio Manager of each Series. Mr. Rosen joined the Manager on January 3, 1997 as a Senior Vice President, Investment Officer. Before joining the Manager, Mr. Rosen served as a Managing Director and Portfolio Manager at Bear Stearns Asset Management.

  The Manager's discussion of each Series' performance as well as a line graph illustrating comparative performance information between each Series and appro-priate broad-based indices will be included in the Fund's Annual Report to Shareholders.

  PORTFOLIO TRANSACTIONS. The Management Agreement and Subadvisory Agreement each recognize that in the purchase and sale of portfolio securities, the Man-ager and the Subadviser will seek the most favorable price and execution and, consistent with that policy, may give consideration to the research, statisti-cal and other services furnished by brokers or dealers to the Manager and Subadviser. The use of brokers who provide investment and market research and securities and economic analysis may result in higher brokerage charges than the use of brokers selected on the basis of the most favorable brokerage com-mission rates, and re search and analysis received may be useful to the Manager and Subadviser in connection with its services to other clients as well as to the Series. In over-the-counter markets, orders are placed with responsible primary market makers unless a more favorable execution or price is believed to be obtainable.

  Consistent with the Rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution available and such other policies as the Directors of the Fund may determine, the Manager and Subadviser may consider sales of shares of the Series and, if permitted by applicable laws, may consider sales of shares of the other mutual funds in the Seligman Group as a factor in the selection of brokers or dealers to execute portfolio transactions for the Series.

  PORTFOLIO TURNOVER. A change in securities held by a Series is known as "portfolio turnover" which may result in the payment by such Series of dealer spreads or underwriting commissions and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Although it is the policy of each Series to hold securities for investment, changes in securities held by a Series will be made from time to time when the Manager believes such changes will strengthen such Series portfolio. The portfolio turnover of each Series is not expected to exceed 100%.

PURCHASE OF SHARES

  Seligman Financial Services, Inc. ("SFSI"), an affiliate of the Manager, acts as general distributor of the Series' shares. Its address is 100 Park Avenue, New York, NY 10017.

  Each Series issues three classes of shares: Class A shares are sold to in-vestors choosing the initial sales load alternative; Class B shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and a CDSL with respect to redemptions within six years of purchase and who desire shares to convert automatically to Class A shares after eight years; and Class D shares are sold to investors choosing no initial sales load, a higher distri-bution fee and a CDSL on redemptions within one year of purchase. See "Alterna-tive Distribution System" above.

  Shares of the Series may be purchased through any authorized investment deal-er. All orders will be executed at the net asset value per share next computed after receipt of the purchase order plus, in the case of Class A shares, a sales load which, except for shares purchased under one of the reduced sales load plans, will vary with the size of the purchase as shown in the schedule under "Class A Shares--Initial Sales Load" below.

  THE MINIMUM AMOUNT FOR INITIAL INVESTMENT IN A SERIES IS $1,000; SUBSEQUENT INVESTMENTS MUST BE IN THE MINIMUM AMOUNT OF $100 (EXCEPT FOR INVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS). THE FUND RESERVES THE RIGHT TO RE-TURN INVESTMENTS THAT DO NOT MEET THESE MINIMUMS. EXCEPTIONS TO THESE MINIMUMS ARE AVAILABLE FOR FUND ACCOUNTS BEING ESTABLISHED CONCURRENTLY WITH THE INVEST-A-CHECK (R) SERVICE. THE MINIMUM AMOUNT FOR INITIAL INVESTMENT IN THE SELIGMAN TIME HORIZON MATRIX SM ASSET ALLOCATION PROGRAM IS $10,000. FOR INFORMATION ABOUT THIS PROGRAM, CONTACT YOUR FINANCIAL ADVISOR.

  No purchase order may be placed for Class B shares for an amount of $250,000 or more.

  Orders received by an authorized dealer before the close of the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time) and accepted by SFSI before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Series' net asset value determined as of the close of the NYSE on that day plus, in the case of Class A shares, any applicable sales load. Or-ders accepted by dealers after the close of the NYSE, or received by SFSI after the close of business, will be executed at the Series' net asset value as next determined plus, in the case of Class A shares, any applicable sales load. The au- thorized dealer through which a shareholder purchases shares is responsible for forwarding the order to SFSI promptly.

  Payment for dealer purchases may be made by check or by wire. To wire pay-ments, dealer orders must first be placed through SFSI's order desk and as-signed a purchase confirmation number. Funds in payment of the purchase may then be wired to Mellon Bank, N.A., ABA #043000261, A/C (Name of Series) (A, B or D), A/C #107-1011. WIRE TRANSFERS MUST INCLUDE THE PURCHASE CONFIRMATION NUMBER AND CLIENT ACCOUNT REGISTRATION AND ACCOUNT NUMBER. Persons other than dealers who wish to wire payment should contact Seligman Data Corp. for spe-cific wire instructions. Although the Fund makes no charge for this service, the transmitting bank may impose a wire service fee.

  Current shareholders may purchase additional shares of the Series at any time through any authorized dealer or by sending a check payable to the "Seligman Group of Funds" in our postage-paid return envelope or directly to P.O. BOX 3947, NEW YORK, NY 10008-3947. Checks for investment must be in U.S. dollars drawn on a domestic bank. Credit Card convenience checks and third party checks (i.e., checks made payable to someone other than the "Seligman Group of Funds") may not be used to open a new fund account or purchase additional shares of the Fund. The check should be accompanied by an investment slip (provided on the bottom of shareholder account statements) and include the shareholder's name, address, account number, Series' name and class of shares (A, B or D). If a shareholder does not provide the required information, Seligman Data Corp. will seek further clarification and may be forced to return the check to the share-holder. Orders sent directly to

Seligman Data Corp. will be executed at the Series' net asset value next deter-mined after the order is accepted plus, in the case of Class A shares, any ap-plicable sales load.

  Seligman Data Corp. may charge a $10.00 service fee for checks returned to it as uncollectable. This charge will be deducted from the shareholder's account. For the protection of the Fund and its shareholders, no redemption proceeds will be remitted to a shareholder with respect to shares purchased by check (unless certified) until Seligman Data Corp. receives notice that the check has cleared, which may be up to 15 days from the credit of the shares to the share-holder's account.

  VALUATION. The net asset value of a Series' shares is determined each day, Monday through Friday, as of the close of trading on the NYSE (normally, 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Net asset value is calculated separately for each class of a Series. Securities traded on a U.S. or foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transac-tions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures ap-proved by the Fund's Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost if their original maturity was 60 days or less. Short-term holdings with more than 60 days remaining to maturity will be valued at current market value until the 61st day prior to ma-turity, and will then be valued on an amortized cost basis based on the value as of such date unless the Board determines that amortized cost value does not represent fair market value.

  Although the legal rights of Class A, Class B and Class D shares are substan-tially identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset values of Class B and Class D shares will generally be lower than the net asset value of Class A shares as a result of the higher distribution fees charged to Class B and Class D shares. In addition, net asset value per share of the three classes will be affected to the extent any other expenses differ among classes.

  CLASS A SHARES--INITIAL SALES LOAD. Class A shares are subject to an initial sales load which varies with the size of the purchase as shown in the following schedule, and an annual service fee of up to .25% of the average daily net as-set value of Class A shares. See "Administration, Shareholder Services and Dis-tribution Plans" below.


                      CLASS A SHARES--SALES LOAD SCHEDULE

                                SALES LOAD AS A
                                 PERCENTAGE OF
                              -------------------
                                                   REGULAR
                                                   DEALER
                                       NET AMOUNT DISCOUNT
                                        INVESTED  AS A % OF
          AMOUNT OF           OFFERING (NET ASSET OFFERING
           PURCHASE            PRICE     VALUE)     PRICE
  ------------------------------------ ---------- ---------
         Less than  $  50,000   4.75%     4.99%     4.25%
  $        50,000-     99,999   4.00      4.17      3.50
          100,000-    249,999   3.50      3.63      3.00
          250,000-    499,999   2.50      2.56      2.25
          500,000-    999,999   2.00      2.04      1.75
         1,000,000  or more*       0         0         0

 -------

 * Shares acquired at net asset
   value pursuant to the above
   schedule will be subject to a
   CDSL of 1% if redeemed within 18
   months of purchase. See
   "Purchase of Shares--Contingent
   Deferred Sales Load."


  There is no initial sales load on purchases of Class A shares of $1,000,000 or more ("NAV sales"); however, such shares are subject to a CDSL of 1% if re-deemed within eighteen months of purchase.

  SFSI shall pay broker/dealers, from its own resources, a fee on NAV sales, calculated as follows 1.00% of NAV sales up to but not including $2 million;
 .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person" as defined below.

  SFSI shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman Mutual Funds partici-pating in an "eligible employee benefit plan" (as defined below under "Special Programs") that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial front-end sales load was not paid because either the participating eligible employee benefit plan has at least (i) $500,000 invested in the Seligman Mutual Funds or (ii) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman Mutual Fund. The payment is based on cumulative sales during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million;
 .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.

  Through May 31, 1997, dealers will receive the full sales load in accordance with the sales load schedule for Class A shares of the Series for sales of up to $1,000,000.

  REDUCED SALES LOADS. Reductions in sales loads apply to purchases of Class A shares by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary ac-count or single trust. Purchases made by a trustee or other fiduciary for a fi-duciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.

  Class A shares purchased without an initial sales load in accordance with the sales load schedule or pursuant to a Volume Discount, Right of Accumulation or Letter of Intent are subject to a CDSL of 1% on redemptions within eighteen months of purchase.

 . VOLUME DISCOUNTS are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the Seligman Mu-tual Funds that are sold with an initial sales load, reaches levels indicated in the above sales load schedule.

 . THE RIGHT OF ACCUMULATION allows an investor to combine the amount being in-vested in shares of the other Seligman Mutual Funds sold with an initial sales load with the total net asset value of shares of those Seligman Mutual Funds already owned that were sold with an initial sales load and the total net asset value of shares of Seligman Cash Management Fund that were acquired by the in-vestor through an exchange of shares of another Seligman Mutual Fund on which there was an initial sales load to determine reduced sales loads in accordance with the sales load schedule. An investor or a dealer purchasing shares on be-half of an investor must indicate that the investor has existing accounts when making investments or opening new accounts.

 . A LETTER OF INTENT allows an investor to purchase Class A shares over a 13-month period at reduced initial sales loads, based upon the total amount the investor intends to purchase plus the total net asset value of shares of the Seligman Mutual Funds already owned that were sold with an initial sales load and the total net asset value of shares of Seligman Cash Management Fund that were acquired through an exchange of shares of another Seligman Mutual Fund on which there was an initial sales load. An investor or a dealer purchasing shares on behalf of an investor must indicate that the investor has existing accounts when making investments or opening new accounts. For more information concerning terms of Letters of Intent, see "Terms and Conditions" on page 27.

  SPECIAL PROGRAMS. The Fund may sell Class A shares at net asset value to present and retired directors, trustees, officers, employees and their spouses (and family members of the foregoing) of the Fund, the other investment compa-nies in the Seligman Group, the Manager and other companies affiliated with the Manager. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or or-ganization controlled by any of the foregoing. Such sales also may be made to employee benefit and thrift plans for such persons and to any investment advi-sory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate.

  Class A shares also may be issued without an initial sales load in connection with the acquisition of cash and securities owned by other investment companies and personal holding companies; to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares; to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act; to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI; to shareholders of mutual funds with objectives and policies similar to the Fund who purchase shares with redemption proceeds of such funds (not to exceed the dollar value of such redemption proceeds); to financial institution trust de-partments; to registered investment advisers exercising discretionary invest-ment authority with respect to the purchase of Fund shares; to accounts of fi-nancial institutions or broker/dealers that charge account management fees, provided the Manager or one of its affiliates has entered into an agreement with respect to such accounts; pursuant to sponsored arrangements with organi-zations which make recommendations to or permit group solicitations of, its em-ployees, members or participants in connection with the purchase of shares of the Fund; to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors; and to "eligible em-ployee benefit plans" which have at least (i) $500,000 invested in the Seligman Mutual Funds or (ii) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp.

  Section 403(b) plans sponsored by public educational institutions are not el-igible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees. Employee benefit plans eligible for net asset value sales, as described above, will be subject to a CDSL of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. Sales pursuant to a 401(k) alliance program which has an agreement with SFSI are available at net asset value and are not subject to a CDSL.

  CLASS B SHARES. Class B shares are sold without an initial sales load but are subject to a CDSL if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

YEARS SINCE PURCHASE                                                        CDSL
--------------------                                                        ----
less than 1 year...........................................................  5%
1 year or more but less than 2 years.......................................  4%
2 years or more but less than 3 years......................................  3%
3 years or more but less than 4 years......................................  3%
4 years or more but less than 5 years......................................  2%
5 years or more but less than 6 years......................................  1%
6 years or more............................................................  0%

  Class B shares are also subject to an annual distribution fee of .75% and an annual service fee of up to .25% of the average daily net asset value of the Class B shares. SFSI will make a 4% payment to dealers in respect of purchases of Class B shares. Approximately eight years after purchase, Class B shares will convert automatically to Class A shares, which are subject to an annual service fee of .25% but no distribution fee. Shares pur-chased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned. Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of a Series are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of a Series ex-ercising the exchange privilege will continue to be subject to such Series' CDSL schedule if such schedule is higher or longer than the CDSL schedule re-lating to the new Class B shares. In addition, Class B shares of a Series ac-quired by exchange will be subject to such Series' CDSL schedule if such sched-ule is higher or longer than the CDSL schedule relating to the Class B shares of the fund from which the exchange has been made.

  CLASS D SHARES. Class D shares are sold without an initial sales load but are subject to a CDSL if the shares are redeemed within one year, an annual dis-tribution fee of up to .75% and an annual service fee of up to .25%, of the av-erage daily net asset value of the Class D shares. SFSI will make a 1% payment to dealers in respect of purchases of Class D shares. Unlike Class B shares, Class D shares do not automatically convert to Class A shares after eight years.

  CONTINGENT DEFERRED SALES LOAD. A CDSL will be imposed on any redemption of Class B or Class D shares which were purchased during the preceding six years (for Class B shares) or twelve months (for Class D shares). The amount of any CDSL will initially be used by SFSI to defray the expense of the payment of 4% (in the case of Class B shares) or 1% (in the case of Class D shares) made by it to Service Organizations (as defined under "Administration, Shareholder Services and Distribution Plan") at the time of sale. Pursuant to an agreement with FEP Capital, L.P. ("FEP") to fund payments in respect of Class B shares, SFSI has agreed to pay any Class B CDSL to FEP.

  A CDSL of 1% will also be imposed on any redemption of Class A shares pur-chased during the preceding eighteen months if such shares were acquired at net asset value pursuant to the sales load schedule provided under "Class A Shares--Initial Sales Load." Employee benefit plans eligible for net asset value sales as described above under "Special Programs" may be subject to a CDSL of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination.

  The 1% CDSL normally imposed on redemptions of certain Class A shares (i.e., those purchased during the preceding eighteen months at net asset value pursu-ant to the sales load schedule provided under "Class A Shares--Initial Sales Load") will be waived on shares that were purchased through Dean Witter Reyn-olds, Inc. ("Dean Witter") by certain Chilean institutional investors (i.e., pension plans, insurance companies and mutual funds). Upon redemption of such shares within an eighteen month period, Dean Witter will reimburse SFSI a pro rata portion of the fee it received from SFSI at the time of sale of such shares.

  To minimize the application of a CDSL to a redemption, shares acquired pursu-ant to the investment of dividends and distributions (which are not subject to a CDSL) will be redeemed first; followed by shares held for a period of time longer than the applicable CDSL period. Shares held for the longest period of time within the applicable CDSL period will then be redeemed. Additionally, for those shares determined to be subject to a CDSL, the CDSL will be assessed on the current net asset value or original purchase price, whichever is less. No CDSL will be imposed on shares acquired through the investment of dividends or distributions from any Class A, Class B or Class D shares of Seligman Mutual Funds.

  For example, assume an investor purchased 100 Class D shares in January at a price of $10.00 per share. During the first year, 5 additional Class D shares were acquired through investment of dividends and distributions. In January of the following year, an additional 50 Class D shares are purchased at a price of $12.00 per share. In March of that year, the investor chooses to redeem $1,500.00 from the account which now holds 155 Class D shares with a total value of $1,898.75 ($12.25 per share). The CDSL for this transaction would be calculated as follows:

Total shares to be redeemed
 (122.449 @ $12.25) as follows:...................................... $1,500.00
                                                                      =========
Dividend/Distribution shares
 (5 @ $12.25)........................................................ $   61.25
Shares held more than 1 year
 (100 @ $12.25)......................................................  1,225.00

Shares held less than 1 year subject to CDSL (17.449 @ $12.25).......    213.75
                                                                      ---------
 Gross proceeds of redemption........................................ $1,500.00
 Less CDSL (17.449 shares @
  $12.00 = $209.39 X 1% = $2.09).....................................     (2.09)
                                                                      ---------
 Net proceeds of redemption.......................................... $1,497.91
                                                                      =========

  For federal income tax purposes, the amount of the CDSL will reduce the gain or increase the loss, as the case may be, on the amount recognized on the re-demption of shares.

  The CDSL will be waived or reduced in the following instances:

  (a) on redemptions following the death or disability of a shareholder, as de-fined in section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) in connection with (i) distributions from retirement plans quali-fied under section 401(a) of the Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to death, disability, retirement, or separation of service), (ii) dis-tributions from a custodial account under section 403(b)(7) of the Code or an individual retirement account ("IRA") due to death, disability, or attainment of age 59 1/2, and (iii) a tax-free return of an excess contribution to an IRA;
(c) in whole or in part, in connection with shares sold to current and retired Directors of the Fund; (d) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of shares of any reg-istered investment management company; (e) pursuant to an automatic cash with-drawal service; and (f) in connection with the redemption of shares of the Fund if the Fund is combined with another mutual fund in the Seligman Group, or an-other similar reorganization transaction.

  If, with respect to a redemption of any Class A, Class B or Class D shares sold by a dealer, the CDSL is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to SFSI promptly upon notice an amount equal to the payment or a portion of the payment made by SFSI at the time of sale of such shares.

  SFSI may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales in-centive programs which may require the sale of minimum dollar amounts of shares of the Seligman Mutual Funds. SFSI may from time to time pay a bonus or other incentive to dealers that sell shares of the mutual funds in the Seligman Group. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by the Manager during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered rep-resentatives and members of their families to places within or outside the United States. The cost to SFSI of such promotional activities and payments shall be consistent with the Rules of the National Association of Securities Dealers, Inc., as then in effect.

TELEPHONE TRANSACTIONS

  A shareholder with telephone transaction privileges, AND THE SHAREHOLDER'S BROKER/DEALER REPRESENTATIVE, will have the ability to effect the following transactions via telephone: (i) redemption of Series shares, (ii) exchange of Series shares for shares of the same class of another Seligman Mutual Fund,
(iii) change of a dividend and/or capital gain distribution option, and (iv) change of address. All telephone transactions are effected through Seligman Data Corp. at (800) 221-2450.

  For investors who purchase shares by completing and submitting an Account Ap-plication (except those accounts registered as trusts (unless the trustee and sole beneficiary are the same person), corporations or group retirement plans):
Unless an election is made otherwise on the Account Application, a shareholder and the shareholder's broker/dealer of record as designated on the Account Ap-plication, will automatically receive telephone services.

  For investors who purchase shares through a broker/dealer: Telephone services for a shareholder and the shareholder's representative may be elected by com-pleting a supplemental election application available from the broker/dealer of record.

  For accounts registered as IRAs. Telephone services will include only ex-changes or address changes.

  For accounts registered as trusts (unless the trustee and sole beneficiary are the same person), corporations or group retirement plans: Telephone redemp-tions are not permitted. Group retirement plans that may allow plan partici-pants to place telephone exchanges directly with the Fund, must first provide a letter of authorization signed by the plan custodian or trustee, and provide a telephone services election form signed by each plan participant. Additionally, group retirement plans are not permitted to change a dividend or gain distribu-tion option.

  All Seligman Mutual Fund accounts with the same account number (i.e., regis-tered exactly the same) as an existing account, including any new fund in which the shareholder invests in the future, will automatically include telephone services if the existing account has telephone services. Telephone services may also be elected at any time on a supplemental telephone services election form.

  For accounts registered jointly (such as joint tenancies, tenants in common and community property registrations), each owner, by accepting or requesting telephone services, authorizes each of the other owners to effect telephone transactions on his or her behalf.

  During times of drastic economic or market changes, a shareholder or the shareholder's representative may experience difficulty in contacting Seligman Data Corp. to request a redemption or exchange of Series shares via telephone. In these circumstances, the shareholder or the shareholder's representative should consider using other redemption or exchange procedures. (See "Redemption of Shares" below.) Use of these other redemption or exchange procedures will result in the request being processed at a later time than if a telephone transaction had been used, and the Series' net asset value may fluctuate during such periods.

  The Fund and Seligman Data Corp. will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include: recording all telephone calls requesting account activity, requiring that the caller provide certain requested personal and/or account information at the time of the call for the purpose of establishing the caller's identity, and sending a written confirmation of redemptions, exchanges or address changes to the address of record each time activity is initiated by telephone. As long as the Fund and Seligman Data Corp. follow instructions communicated by telephone that were reasonably believed to be genuine at the time of their receipt, nei-ther they nor any of their affiliates will be liable for any loss to the share-holder caused by an unauthorized transaction. In any instance where the Fund or Seligman Data Corp. is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed, and nei-ther they nor any of their affiliates will be liable for any losses which may occur due to a delay in implementing the transaction. If the Fund or Seligman Data Corp. does not follow the procedures described above, the Fund or Seligman Data Corp. may be liable for any losses due to un-authorized or fraudulent instructions. Telephone transactions must be effected through a representative of Seligman Data Corp., i.e., requests may not be com-municated via Seligman Data Corp.'s automated telephone answering system. Shareholders, of course, may refuse or cancel telephone services. Telephone services may be terminated by a shareholder at any time by sending a written request to Seligman Data Corp. TELEPHONE SERVICES MAY NOT BE ESTABLISHED BY A SHAREHOLDER'S BROKER/DEALER WITHOUT THE WRITTEN AUTHORIZATION OF THE SHAREHOLD-ER. Written acknowledgment of the addition of telephone services to an existing account or termination of telephone services will be sent to the shareholder at the address of record.

REDEMPTION OF SHARES

  A shareholder may redeem shares held in book credit ("uncertificated") form without charge (except a CDSL, if applicable) at any time by SENDING A WRITTEN REQUEST to Seligman Data Corp., P.O. Box 3947, New York, NY 10008-3947; or if request is being sent by overnight delivery service, to 100 Park Avenue, New York, NY, 10017. The redemption request must be signed by all persons in whose name the shares are registered. A shareholder may redeem shares that are not in book credit form without charge (except a CDSL, if applicable) by surrendering certificates in proper form to the same address. Certificates should be sent by registered mail. Share certificates must be endorsed for transfer or accompa-nied by an endorsed stock power signed by all share owners exactly as their name(s) appear(s) on the account registration. The shareholder's letter of in-struction or endorsed stock power should specify the Series name, account num-ber, class of shares (A, B or D) and the number of shares or dollar amount to be redeemed. The Fund cannot accept conditional redemption requests (i.e., re-quests to sell shares at a specific price or on a future date).

  If the redemption proceeds are (i) $50,000 or more, (ii) to be paid to some-one other than the shareholder of record (regardless of the amount) or (iii) to be mailed to other than the address of record (regardless of the amount), the signature(s) of the shareholder(s) must be guaranteed by an eligible financial institution including, but not limited to, the following: banks, trust compa-nies, credit unions, securities brokers and dealers, savings and loan associa-tions and participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Ex-change Medallion Signature Program (MSP). The Fund reserves the right to reject a signature guarantee where it is believed that the Fund will be placed at risk by accepting such guarantee. A signature guarantee is also necessary in order to change the account registration. Notarization by a notary public is not an acceptable signature guarantee. ADDITIONAL DOCUMENTATION MAY ALSO BE REQUIRED BY SELIGMAN DATA CORP. IN THE EVENT OF A REDEMPTION BY A CORPORATION, EXECUTOR, ADMINISTRATOR, TRUSTEE, CUSTODIAN OR RETIREMENT PLANS. FOR FURTHER INFORMATION WITH RESPECT TO REDEMPTION REQUIREMENTS, PLEASE CONTACT THE SHAREHOLDER SERV-ICES DEPARTMENT OF SELIGMAN DATA CORP. FOR ASSISTANCE.

  In the case of Class A shares (except for shares purchased without an initial sales load due to the size of the purchase), and in the case of Class B shares redeemed after six years and Class D shares redeemed after one year, a share-holder will receive the net asset value per share next determined after receipt of a request in good order. If Class A shares which were purchased without an initial sales load because the purchase amount was $1,000,000 or more are re-deemed within eighteen months of purchase, a shareholder will receive the net asset value per share next determined after receipt of a request in good order, less a CDSL of 1% as described under "Purchase of Shares--Class A Shares--Ini-tial Sales Load" above. If Class B shares are redeemed within six years of pur-chase, a shareholder will receive the net asset value per share next determined after receipt of the request in good order less the applicable CDSL, as de-scribed under "Purchase of Shares--Class B

Shares" above. If Class D shares are redeemed within one year of purchase, a shareholder will receive the net asset value per share next determined after receipt of the request in good order, less a CDSL of 1% as described under "Purchase of Shares--Class D Shares" above.

  A shareholder also may "sell" shares to the Fund through an investment dealer and, in that way, be certain, providing the order is timely, of receiving the net asset value established at the end of the day on which the dealer is given the repurchase order (less any applicable CDSL). The Fund makes no charge for this transaction, but the dealer may charge you a service fee. "Sell" or repur-chase orders received from an authorized dealer before the close of the NYSE and received by SFSI, the repurchase agent, before the close of business on the same day will be executed at the net asset value per share determined as of the close of the NYSE on that day, less any applicable CDSL. Repurchase orders re-ceived from authorized dealers after the close of the NYSE or not received by SFSI prior to the close of business will be executed at the net asset value de-termined as of the close of the NYSE on the next trading day, less any applica-ble CDSL. Shares held in a "street name" account with a broker/dealer may be sold to the Fund only through a broker/dealer.

  TELEPHONE REDEMPTIONS. Telephone redemptions of uncertificated shares payable to the address of record may be made once per day, in an amount of up to $50,000 per fund account. Telephone redemption requests received by Seligman Data Corp. at (800) 221-2450 between 8:30 a.m. and 4:00 p.m. Eastern time on any business day will be processed as of the close of business on that day. Re-demption requests by telephone will not be accepted within 30 days following an address change. Qualified Plans, IRAs or other retirement plans are not eligi-ble for telephone redemptions. The Fund reserves the right to suspend or termi-nate its telephone redemption service at any time without notice.

  For more information about telephone redemptions and the circumstances under which a share-holder may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.

  GENERAL. With respect to shares redeemed, a check for the proceeds will be sent to the shareholder's address of record within seven calendar days after acceptance of the redemption order and will be made payable to all of the reg-istered owners on the account. With respect to shares repurchased by the Fund, a check for the proceeds will be sent to the investment dealer within seven calendar days after acceptance of the repurchase order and will be made payable to the investment dealer. Payment of redemption proceeds will be delayed on re-demptions of shares purchased by check (unless certified) until Seligman Data Corp. receives notice that the check has cleared, which may be up to 15 days from the credit of such shares to the shareholder's account. The proceeds of a redemption or repurchase may be more or less than the shareholder's cost.

  The Fund reserves the right to redeem shares owned by a shareholder whose in-vestment in a Series has a value of less than a minimum amount specified by the Fund's Board of Directors, which is presently $500. Shareholders would be sent a notice before the redemption is processed stating that the value of the in-vestment in the Series is less than the specified minimum and that they have sixty days to make an additional investment.

  REINSTATEMENT PRIVILEGE. If a shareholder redeems Class A shares and then de-cides to reinvest them, or to shift the investment to one of the other Seligman Mutual Funds, the shareholder may, within 120 calendar days of the date of the redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of the investment in shares of the Series or in shares of any of the other Seligman Mutual Funds. If a share-holder redeems shares and the redemption was subject to a CDSL, the shareholder may reinstate all or any part of the investment in shares of the same class of a Series or of any of the other Seligman Mutual Funds within 120 calendar days
of the date of redemp     -
tion and receive a credit for the applicable CDSL paid. Such investment will be reinstated at the net asset value per share established as of the close of the NYSE on the day the request is received. Seligman Data Corp. must be informed that the purchase represents a reinstated investment. REINSTATED SHARES MUST BE REGISTERED EXACTLY AND BE OF THE SAME CLASS AS THE SHARES PREVIOUSLY REDEEMED; AND THE MINIMUM INITIAL INVESTMENT MUST BE MET AT THE TIME OF REINSTATEMENT.

  Generally, exercise of the Reinstatement Privilege does not alter the federal income tax status of any capital gain realized on a sale of Series shares, but to the extent that any shares are sold at a loss and the proceeds are rein-vested in shares of the same Series, some or all of the loss will not be al-lowed as a deduction, depending upon the percentage of the proceeds reinvested.

ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLANS

  Under each Series' Administration, Shareholder Services and Distribution Plan (the "Plans"), each Series may pay to SFSI an administration, shareholder serv-ices and distribution fee in respect of such Series' Class A, Class B and Class D shares. Payments under the Plans may include, but are not limited to: (i) compensation to securities dealers and other organizations ("Service Organiza-tions") for providing distribution assistance with respect to assets invested in the Series, (ii) compensation to Service Organizations for providing admin-istration, accounting and other shareholder services with respect to Series shareholders, and (iii) otherwise promoting the sale of shares of the Series, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying SFSI's costs incurred in connection with its marketing efforts with respect to shares of the Series. The Manager, in its sole discretion, may also make similar payments to SFSI from its own resources, which may include the management fee that the Manager receives from each Se-ries.

  Under the Plans, each Series reimburses SFSI for its expenses with respect to Class A shares at an annual rate of up to .25% of the average daily net asset value of Class A shares. It is expected that the proceeds from the fee in re-spect of Class A shares will be used primarily to compensate Service Organiza-tions which enter into agreements with SFSI. Such Service Organizations will receive from SFSI a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or the maintenance of shareholder accounts. The fee payable from time to time is, within such limit, determined by the Directors of the Fund.

  Under the Plans, each Series reimburses SFSI for its expenses with respect to Class B and Class D shares at an annual rate of up to 1% of the respective av-erage daily net asset value of the Class B and Class D shares. Proceeds from the Class B distribution fees are used to pay Service Organizations a continu-ing fee of up to .25% on an annual basis of the average net asset value of Class B shares attributable to particular Service Organizations for providing personal service and/or maintenance of shareholder accounts and will also be used by SFSI to defray the expense of the payment of 4% made by it to Service Organizations at the time of sale of Class B shares. In that connection, SFSI has assigned to FEP its interest in most of the fee payable to it in respect of the Class B shares, other than the portion payable to Service Organizations on a continuing basis. Proceeds from the Class D distribution fees are used pri-marily to compensate Service Organizations for administration, shareholder services and distribution assistance (including a continuing fee of up to .25% on an annual basis of the average daily net asset value of Class D shares at-tributable to particular Service Organizations for providing personal services and/or the maintenance of shareholder accounts) and will initially be used by SFSI to defray the expense of the payment of 1% made by it to Service

Organizations at the time of the sale of Class D shares. The amounts expended by SFSI in any one year upon the initial purchase of Class B and Class D shares may exceed the amounts received by it from Plan payments retained. Expenses of administration, shareholder services and distribution of Class B and Class D shares in one fiscal year of the Fund may be paid from Class B and Class D Plan fees, respectively, received from the Fund in any other fiscal year. The Plans are reviewed by the Fund's Directors annually.

  Seligman Services, Inc. ("SSI"), an affiliate of the Manager, is a limited purpose broker/dealer. SSI acts as a broker/dealer of record for most share-holder accounts that do not have a designated broker/dealer of record and re-ceives compensation for providing personal service and account maintenance to such accounts of record.

EXCHANGE PRIVILEGE

  A shareholder may, without charge, exchange at net asset value any part or all of an investment in a Series for shares of any of the other Seligman Mutual Funds. Exchanges may be made by mail, or by telephone if the shareholder has telephone services.

  Class A, Class B or Class D shares may be exchanged only for Class A, Class B or Class D shares, respectively, of another Seligman Mutual Fund on the basis of relative net asset value.

  If shares that are subject to a CDSL are exchanged for shares of another fund, for purposes of assessing the CDSL payable upon disposition of the ex-changed shares, the applicable holding period shall be reduced by the holding period of the original shares.

  Class B shareholders of a Series exercising the exchange privilege will con-tinue to be subject to such Series' CDSL schedule if such schedule is higher or longer than the CDSL schedule of the new Class B shares. In addition, Class B shares of a Series acquired by exchange will be subject to such Series' CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the Class B shares of the fund from which such shares were exchanged.

  The Seligman Mutual Funds available under the Exchange Privilege are:

  . SELIGMAN CAPITAL FUND, INC. seeks aggressive capital appreciation. Current income is not an objective.

  . SELIGMAN CASH MANAGEMENT FUND, INC. invests in high quality money market instruments. Shares are sold at net asset value.

  . SELIGMAN COMMON STOCK FUND, INC. seeks favorable current income and long-term growth of both income and capital value without exposing capital to undue risk.

  . SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC. invests in shares of companies in the communications, information and related industries to produce capital gain. Income is not an objective.

  . SELIGMAN FRONTIER FUND, INC. seeks to produce growth in capital value; in-come may be considered but will only be incidental to the Fund's investment ob-jective.

  . SELIGMAN GROWTH FUND, INC. seeks longer-term growth in capital value and an increase in future income.

  . SELIGMAN HENDERSON GLOBAL FUND SERIES, INC. consists of the Seligman Hen-derson International Fund, the Seligman Henderson Emerging Markets Growth Fund, the Seligman Henderson Global Growth Opportunities Fund, the Seligman Henderson Global Smaller Companies Fund and the Seligman Henderson Global Technology Fund, which seek long-term capital appreciation primarily by investing in com-panies either globally or internationally.

  . SELIGMAN HIGH INCOME FUND SERIES seeks high current income by investing in debt securities. The Fund consists of the Seligman U.S. Government Securities Series and the Seligman High-Yield Bond Series.

  . SELIGMAN INCOME FUND, INC. seeks high current income and the possibility of improvement of future income and capital value.

  . SELIGMAN MUNICIPAL FUND SERIES, INC. consists of several State Series and a National Series. The National Municipal Series seeks to provide maximum income exempt from regular federal income taxes; individual state series, each seeking to maximize income exempt from regular federal income taxes and from personal income taxes in designated states, are available for Colorado, Georgia, Louisi-ana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon and South Carolina. (Does not currently offer Class B shares.)

  . SELIGMAN MUNICIPAL SERIES TRUST includes the California Municipal Quality Series, the California Municipal High-Yield Series, the Florida Municipal Se-ries and the North Carolina Municipal Series, each of which invests in munici-pal securities of its designated state. (Does not currently offer Class B shares.)

  . SELIGMAN NEW JERSEY MUNICIPAL FUND, INC. invests in investment grade New Jersey municipal securities. (Does not currently offer Class B shares.)

  . SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES invests in investment grade Pennsylvania municipal securities. (Does not currently offer Class B shares.)

  All permitted exchanges will be based on the net asset values of the respec-tive funds determined at the close of the NYSE on that day. Telephone requests for exchanges received between 8:30 a.m. and 4:00 p.m. Eastern time, on any business day, by Seligman Data Corp. at (800) 221-2450, will be processed as of the close of business on that day. The registration of an account into which an exchange is made must be identical to the registration of the account from which shares are exchanged. When establishing a new account by an exchange of shares, the shares being exchanged must have a value of at least the minimum initial investment required by the mutual fund into which the exchange is being made. THE METHOD OF RECEIVING DISTRIBUTIONS, UNLESS OTHERWISE INDICATED, WILL BE CARRIED OVER TO THE NEW FUND ACCOUNT, AS WILL TELEPHONE SERVICES. ACCOUNT SERVICES, SUCH AS INVEST-A-CHECK (R) SERVICE, DIRECTED DIVIDENDS AND AUTOMATIC CASH WITHDRAWAL SERVICE WILL NOT BE CARRIED OVER TO THE NEW FUND ACCOUNT UNLESS SPECIFICALLY REQUESTED AND PERMITTED BY THE NEW FUND. Exchange orders may be placed to effect an exchange of a specific number of shares, an exchange of shares equal to a specific dollar amount or an exchange of all shares held. Shares for which certificates have been issued may not be exchanged via tele-phone and may be exchanged only upon receipt of a written exchange request to-gether with certificates representing shares to be exchanged in proper form.

   The Exchange Privilege via mail is generally applicable to investments in group retirement plans, although some restrictions may apply. The terms of the exchange offer described herein may be modified at any time; and not all of the mutual funds in the Seligman Group are available to residents of all states. Before making any exchange, a shareholder should contact an authorized invest-ment dealer or Seligman Data Corp. to obtain prospectuses of any of the Selig-man Mutual Funds.

  A broker/dealer representative of record will be able to effect exchanges on behalf of a shareholder only if the shareholder has telephone services or if the broker/dealer has entered into a Telephone Exchange Agreement with SFSI wherein the broker/dealer must agree to indemnify SFSI and the Seligman Mutual Funds from any loss or liability incurred as a result of the acceptance of tel-ephone exchange orders. Written confirmation of all exchanges will be forwarded to the shareholder to whom the exchanged shares are registered and a duplicate confirmation will be sent to the dealer of record listed on the account.

  SFSI reserves the right to reject a telephone exchange request. Any rejected telephone exchange order may be processed by mail. For more information about telephone exchange privileges, which unless objected to, are assigned to most shareholders automatically, and the circumstances under which share holders may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.

  Exchanges of shares are sales, and may result in a gain or loss for federal income tax purposes.

FURTHER INFORMATION ABOUT TRANSACTIONS IN THE SERIES

  Because excessive trading (including short-term, "market timing" trading) can hurt a Series' performance, the Fund, on behalf of a Series, may refuse any ex-change (1) from any shareholder account from which there have been two ex-changes in the preceding three month period, or (2) where the exchanged shares equal in value the lesser of $1,000,000 or 1% of the Series' net assets. The Fund may also refuse any exchange or purchase order from any shareholder ac-count if the shareholder or the shareholder's broker/dealer has been advised that previous patterns of purchases and redemptions or exchanges have been con-sidered excessive. Accounts under common ownership or control, including those with the same Taxpayer Identification Number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose. Additionally, the Fund re-serves the right to refuse any order for the purchase of shares.

DIVIDENDS AND DISTRIBUTIONS

  Dividends payable from each Series' net investment income are distributed at least annually. Payments vary in amount depending on income received from port-folio securities and the costs of operations. Each Series distributes substan-tially all of any taxable net long-term and short-term gain realized on invest-ments to shareholders at least annually. Dividends and distributions will gen-erally be taxable to shareholders in the year in which they are declared by the Fund if paid before February 1 of the following year.

  Shareholders may elect: (1) to receive both dividends and gain distributions in shares; (2) to receive dividends in cash and gain distributions in shares;
(3) to receive both dividends and gain distributions in cash. Cash dividends and gain distributions are paid by check. In the case of prototype retirement plans, dividends and gain distributions are reinvested in additional shares. Unless another election is made, dividends and capital gain distributions will be credited to shareholder accounts in additional shares. Shares acquired through a dividend or gain distribution and credited to a shareholder's account are not subject to an initial sales load or a CDSL. Dividends and gain distri-butions paid in shares are invested on the payable date using the net asset value of the ex-dividend date. Shareholders may elect to change their dividend and gain distribution options by writing Seligman Data Corp. at the address listed below. If the shareholder has telephone services, changes may also be telephoned to Seligman Data Corp. between 8:30 a.m. and 6:00 p.m. Eastern time, by either the shareholder or the broker/dealer of record on the account. For information about telephone services, see "Telephone Transactions." These elec-tions must be received by Seligman Data Corp. before the record date for the dividend or distribution in order to be effective for such dividend or distri-bution.

  The per share dividends from net investment income on Class B and Class D shares will be lower than the per share dividends on Class A shares as a result of the higher distribution fees applicable with respect to Class B and Class D shares. Per share dividends of the three classes may also differ as a result of differing class expenses. Distributions of net capital gains, if any, will be paid in the same amount for Class A, Class B and Class D shares. See "Purchase of Shares--Valuation."

  Shareholders exchanging shares of a fund for shares of another Seligman Mu-tual Fund will continue to receive dividends and gains as elected prior to such exchange unless otherwise specified. In the event that a shareholder redeems, transfers or exchanges all shares in an account between the record date and the payable date, the value of dividends or gain distributions declared will be paid in cash regardless of the existing election.

FEDERAL INCOME TAXES

  Each Series intends to qualify as a regulated investment company under the Code. For each year so qualified, each Series will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

  Dividends from net investment income and distributions from net short-term capital gains are taxable as ordinary income to the shareholders, whether re-ceived in cash or reinvested in additional shares, and, to the extent desig-nated as derived from a Series' dividend income that would be eligible for the dividends received deduction if the Series were not a regulated investment com-pany, they are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

  Distributions of net capital gain, i.e., the excess of net long-term capital gains over any net short-term losses, are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long shares have been held by the shareholders; such distributions are not eli-gible for the dividends received deduction allowed to corporate shareholders.

  Any gain or loss realized upon a sale or redemption of shares in a Series by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of a Series if, within a pe-riod beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend rein-vestment) securities that are substantially identical to the shares of such Se-ries.

  In determining gain or loss on shares of a Series that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales load incurred in acquiring such shares to the extent of any subsequent reduction of the sales load by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales load not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the share-holder's tax basis in the shares acquired pursuant to the Exchange or Rein-statement Privilege.

  A Series will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to share-holders in the calendar year in which it was earned. Furthermore, dividends de-clared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Series and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

  Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances.

  UNLESS A SHAREHOLDER INCLUDES A CERTIFIED TAXPAYER IDENTIFICATION NUMBER (SO-CIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND CERTIFIES THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING, THE FUND IS REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY A PORTION OF DISTRIBUTIONS AND OTHER REPORTABLE PAYMENTS TO THE SHAREHOLDER. THE RATE OF BACKUP WITHHOLDING IS

31%. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTERNAL REVENUE SERVICE, THE FUND MAY BE FINED $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. IN THE EVENT THAT SUCH A FINE IS IMPOSED, THE FUND MAY CHARGE A SERVICE FEE OF UP TO $50 WHICH MAY BE DEDUCTED FROM THE SHAREHOLDER'S ACCOUNT AND OFFSET AGAINST ANY UNDISTRIBUTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE FUND ALSO RESERVES THE RIGHT TO CLOSE ANY ACCOUNT WHICH DOES NOT HAVE A CERTIFIED TAXPAYER IDENTI-FICATION NUMBER.

SHAREHOLDER INFORMATION

  Shareholders will be sent reports semi-annually regarding the Fund. General information about the Fund may be requested by writing the Corporate Communica-tions/ Investor Relations Department, J. & W. Seligman & Co. Incorporated, 100 Park Avenue, New York, NY 10017 or by telephoning the Corporate Communications/Investor Relations Department toll-free at (800) 221-7844 from all continental United States, except New York or (212) 850-1864 in New York State and the Greater New York City area. Information about shareholder ac-counts may be requested by writing Shareholders Services, Seligman Data Corp. at the same address or by toll-free telephone by dialing (800) 221-2450 from all continental United States, or (212) 682-7600 outside the continental United States. Seligman Data Corp. may be telephoned Monday through Friday (except holidays), between the hours of 8:30 a.m. and 6:00 p.m. Eastern time, and calls will be answered by a service representative.

  24 HOUR TELEPHONE ACCESS IS AVAILABLE BY DIALING (800) 622-4597 ON A TOUCHTONE PHONE, WHICH PROVIDES INSTANT ACCESS TO PRICE, YIELD, ACCOUNT BAL-ANCE, MOST RECENT TRANSACTION AND OTHER INFORMATION. IN ADDITION, ACCOUNT STATEMENTS AND FORM 1099-DIVS CAN BE ORDERED. TO INSURE PROMPT DELIVERY OF DIS-TRIBUTION CHECKS, ACCOUNT STATEMENTS AND OTHER INFORMATION, SELIGMAN DATA CORP. SHOULD BE NOTIFIED IMMEDIATELY IN WRITING OF ANY ADDRESS CHANGE. ADDRESS CHANGES MAY BE TELEPHONED TO SELIGMAN DATA CORP. IF THE SHAREHOLDER HAS ELECTED TELEPHONE SERVICES. FOR MORE INFORMATION ABOUT TELEPHONE SERVICES, SEE "TELE-PHONE TRANSACTIONS" ABOVE.

  ACCOUNT SERVICES. Shareholders are sent confirmation of financial transac-tions in their Account.

  Other investor services are available. These include:

 . INVEST-A-CHECK(R) SERVICE enables a shareholder to authorize additional pur-chases of shares automatically by electronic funds transfer from the sharehold-er's savings or checking account, if the bank that maintains the account is a member of the Automated Clearing House ("ACH"), or by preauthorized checks to be drawn on the shareholder's checking account at regular monthly intervals in fixed amounts of $100 or more per fund, or regular quarterly intervals in fixed amounts of $250 or more per fund, to purchase shares. Accounts may be estab-lished concurrently with the Invest-A-Check(R) Service only if accompanied by a $100 minimum in conjunction with the monthly investment option, or a $250 mini-mum in conjunction with the quarterly investment option. For investments in the Seligman Time Horizon Matrix SM Asset Allocation Program, the minimum amount is $500 at regular monthly intervals or $1,000 at regular quarterly intervals. (See "Terms and Conditions" on page 27).

 . AUTOMATIC DOLLAR-COST-AVERAGING SERVICE permits a shareholder of Seligman Cash Management Fund to exchange a specified amount, at regular monthly inter-vals in fixed amounts of $100 or more per fund, or regular quarterly intervals in fixed amounts of $250 or more per fund, from shares of any class of the Cash Management Fund into shares of the same class of any other Seligman Mutual Fund registered in the same name. For exchanges into the Seligman Time Horizon Matrix SM Asset Allocation Program, the minimum amount is $500 at regular monthly intervals or $1,000 at regular quarterly intervals. The shareholder's Cash Management Fund account must have a value of at least $5,000 at the initiation of the service and all shares must be in "book credit" form. Exchanges will be made at the public offering price.

 . DIVIDENDS FROM OTHER INVESTMENTS permits a shareholder to order dividends payable on shares of other companies to be paid to and invested in additional shares of the Fund or another Seligman Mutual Fund. (Dividend checks must meet or exceed the required minimum purchase amount and include the shareholder's name, account number, the name of the fund and the class of shares in which the investment is to be made.)

 . AUTOMATIC CD TRANSFER SERVICE permits a shareholder to instruct a bank to in-vest the proceeds of a maturing bank certificate of deposit ("CD") in shares of any designated Seligman Mutual Fund. Shareholders who wish to use this service should contact Seligman Data Corp. or a broker to obtain the necessary documen-tation. Banks may charge a penalty on CD assets withdrawn prior to maturity. Accordingly, it will not normally be advisable to liquidate a CD before its ma-turity.

 . AUTOMATIC CASH WITHDRAWAL SERVICE permits payments at regular intervals to be made to a shareholder who owns or purchases shares worth $5,000 or more held as book credits. Holders of Class A shares purchased at net asset value because the purchase amount was $1,000,000 or more should bear in mind that withdrawals may be subject to a 1% CDSL if made within eighteen months of purchase of such shares. Holders of Class B shares may elect to use this service immediately, although certain withdrawals may be subject to a CDSL. Please contact Seligman Data Corp. at (800) 221-2450 for more information. Holders of Class D shares may elect to use this service with respect to shares that have been held for at least one year. (See "Terms and Conditions" on page 27.)

 . DIRECTED DIVIDENDS allows a shareholder to pay dividends to another person or to direct the payment of such dividends to another Seligman Mutual Fund for purchase at net asset value. Dividends on Class A, Class B and Class D shares may only be directed to shares of the same class of another Seligman Mutual Fund.

 . OVERNIGHT DELIVERY to service shareholder requests is available for a $15.00 fee which will be deducted from a shareholder's account, if requested.

 . COPIES OF ACCOUNT STATEMENTS will be sent to each shareholder free of charge for the current year and most recent prior year. Copies of year-end statements for prior years will be available for a fee of $10.00 per year, per account, with a maximum charge of $150 per account. Statement requests should be for-warded, along with a check, to Seligman Data Corp.

  TAX-DEFERRED RETIREMENT PLANS. Shares of the Fund may be purchased for:

  --Individual Retirement Accounts (IRAs);

  --Savings Incentive Match Plans for Employees (SIMPLE IRAs);

  --Simplified Employee Pension Plans (SEPs);

  --Section 401(k) Plans for corporations and their employees;

  --Section 403(b)(7) Plans for employees of public school systems and certain non-profit organizations who wish to make deferred compensation arrangements; and

  --Money Purchase Pension and Profit Sharing Plans for sole proprietorships, corporations, and partnerships.

  These types of plans may be established only upon receipt of a written appli-cation form. The Fund may register an IRA investment for which an account ap-plication has not been received as an ordinary taxable account.

  For more information, write Retirement Plan Services, Seligman Data Corp., 100 Park Avenue, New York, NY 10017 or telephone toll-free (800) 445-1777 from all continental United States. You also may receive information through an au-thorized dealer.

ADVERTISING A SERIES' PERFORMANCE

  From time to time a Series may advertise its "total return" and "average an-nual total return," each of which are calculated separately for Class A, Class B and Class D shares. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in shares of Class A, Class B and Class D of a Series would have earned over a specified period of time (for example, one, five and ten-year pe-riods or since inception) assuming the payment of the maximum sales load, if any (or CDSL upon redemption, if applicable), when the investment was made and that all distributions and dividends paid by such Series were reinvested on the reinvestment dates during the period. The "average annual total return" is the annual rate required for the initial payment to grow to the amount which would be received at the end of the specified period (one, five and ten-year periods or since inception); i.e., the average annual compound rate of return. Total return and average annual total return may also be presented without the effect of the initial sales load or CDSL, as applicable.

  From time to time, reference may be made in advertising or promotional mate-rial to performance information, including mutual fund rankings, prepared by Lipper Analytical Service, Inc. ("Lipper"), an independent reporting service which monitors the performance of mutual funds. In calculating the total return of the Series' Class A, Class B and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid but does not take into ac-count applicable sales loads. The Fund may also refer in advertisements or in other promotional material to articles, comments, listings and columns in the financial press pertaining to a Series' performance. Examples of such financial and other press publications include Barron's, Business Week, CDA/Weisenberger Mutual Funds Investment Report, Christian Science Monitor, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Individual Investor, Invest-ment Advisor, Investors Business Daily, Kiplinger's, Los Angeles Times, MONEY Magazine, Morningstar, Inc., Pensions and Investments, Smart Money, The New York Times, USA Today, U.S. News and World Report, The Wall Street Journal, Washington Post, Worth Magazine and Your Money.

ORGANIZATION AND CAPITALIZATION

  The Large-Cap Value Fund and the Small-Cap Value Fund are each separate se-ries of Seligman Value Fund Series, Inc., an open-end, diversified management investment company incorporated under the laws of the State of Maryland on Jan-uary 27, 1997. The Directors of the Fund are authorized to issue, create and classify shares of capital stock in separate series without further action by shareholders. Shares of capital stock of each Series have a par value of $.001 and are divided into three classes. Each share of a Series' Class A, Class B and Class D common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The Fund has adopted a Plan (the "Multiclass Plan") pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifi-cally allocated to such class. Shares have non-cumulative voting rights for the election of directors. Each outstanding share will be fully paid and non-as-sessable, and freely transferable. There are no liquidation, conversion or pre-scriptive rights.

                             TERMS AND CONDITIONS

                          GENERAL ACCOUNT INFORMATION

  Investments will be made in as many shares, including fractions to the third decimal place, as can be purchased at the net asset value plus a sales load, if applicable, at the close of business on the day payment is received. If a check in payment of a purchase of shares is dishonored for any reason, Selig-man Data Corp. will cancel the purchase and may redeem additional shares, if any, held in the shareholder's account in an amount sufficient to reimburse the Fund for any loss it may have incurred and charge a $10.00 return check fee. Shareholders will receive dividends from investment income and any dis-tributions from gain realized on investments in shares or in cash according to the option elected. Dividend and gain options may be changed by notifying Se-ligman Data Corp. These option changes must be received by Seligman Data Corp. before the record date for the dividend or distribution in order to be effec-tive for such dividend or distribution. Stock certificates will not be issued, unless requested. Replacement stock certificates will be subject to a surety fee.

                           INVEST-A-CHECK(R) SERVICE

  The Invest-A-Check(R) Service is available to all shareholders. The applica-tion is subject to acceptance by the shareholder's bank and Seligman Data Corp. The electronic funds transfer ("ACH debit") or preauthorized check in the amount specified will be drawn automatically on the shareholder's bank on the fifth day (unless otherwise specified) of each month (or on the prior business day if such day of the month falls on a weekend or holiday) in which an investment is scheduled and invested at the close of business on the same date. After the initial investment, the value of shares held in a sharehold-er's account must equal not less than two regularly scheduled investments. If an ACH debit or preauthorized check is not honored by the shareholder's bank, or if the value of shares held falls below the required minimum, the Invest-A-Check(R) Service may be suspended. In the event that a check or ACH debit is returned uncollectable, Seligman Data Corp. will cancel the purchase, redeem shares held in the shareholder's account for an amount sufficient to reimburse the Fund for any loss it may have incurred as a result, and charge a $10.00 return check fee. This fee may be deducted to the shareholder's account. The Invest-A-Check(R) Service may be reinstated upon written request indicating that the cause of interruption has been corrected. The Invest-A-Check(R) Serv-ice may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. The shareholder agrees to hold the Fund and its agents free from all liability which may result from acts done in good faith and pursuant to these terms. Instructions for establishing Invest-A-Check(R) Service are given on the Account Application. In the event a shareholder exchanges all of the shares from one mutual fund in the Seligman Group to another, the Invest-A-Check(R) Service will be terminated in the Seligman Mutual Fund that was closed as a result of the exchange of all shares and the shareholder must re-apply for the Invest-A-Check(R) Service in the Seligman Mutual Fund into which the exchange was made. In the event of a partial exchange, the Invest-A-Check(R) Service will be continued, subject to the above conditions, in the Seligman Mutual Fund from which the exchange was made. Accounts established in connection with the Invest-A-Check(R) Service must be accompanied by a minimum initial investment of at least $100 in connection with the monthly investment option or $250 in connection with the quarterly investment option. If a share-holder uses the Invest-A-Check(R) Service to make an IRA investment, the pur-chase will be credited as a current year contribution. If a shareholder uses the Invest-A-Check(R) Service to make an investment in a pension or profit sharing plan, the purchase will be credited as a current year employer contri-bution.

                       AUTOMATIC CASH WITHDRAWAL SERVICE

  The Automatic Cash Withdrawal Service is available to Class A shareholders, to Class B shareholders and to Class D shareholders with respect to Class D shares held for one year or more. A sufficient number of full and fractional shares will be redeemed to provide the amount required for a scheduled payment and any applicable CDSL. Redemptions will be made at the asset value at the close of business on the specific day designated by the shareholder of each month (or on the prior business day if the day specified falls on a weekend or holiday). Redemptions of Class A shares which were purchased at net asset value because the purchase amount was $1,000,000 or more may be subject to a CDSL if made within 18 months of purchase of such shares. Redemptions of Class B shares may also be subject to a CDSL. A shareholder may change the amount of scheduled payments or may suspend payments by written notice to Seligman Data Corp. at least ten days prior to the effective date of such a change or sus-pension. Service may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. It will be terminated upon proper notification of the death or legal incapacity of the shareholder. This Service is consid-ered terminated in the event a withdrawal of shares, other than to make sched-uled withdrawal payments, reduces the value of shares remaining on deposit to less than $5,000. Continued payments in excess of dividend income invested will reduce and ultimately exhaust capital. Withdrawals, concurrent with pur-chases of shares of this or any other investment company, will be disadvanta-geous because of the payment of duplicative sales loads, if applicable. For this reason, additional purchases of Fund shares are discouraged when the Withdrawal Service is in effect.

                     LETTER OF INTENT--CLASS A SHARES ONLY

  Seligman Financial Services, Inc. will hold in escrow shares equal to 5% of the minimum purchase amount specified. Dividends and distributions on the escrowed shares will be paid to the shareholder or credited to their account. Upon completion of the specified minimum purchase within the thirteen-month period, all shares held in escrow will be deposited into the shareholder's ac-count or delivered to the shareholder. A shareholder may include toward com-pletion of a Letter of Intent the total asset value of shares of the Seligman Mutual Funds on which an initial sales load was paid as of the date of the Letter. If the total amount invested within the thirteen-month period does not equal or exceed the specified minimum purchase, a shareholder will be re-quested to pay the difference between the amount of the sales load paid and the amount of the sales load applicable to the total purchase made. If, within 20 days following the mailing of a written request, a shareholder has not paid this additional sales load to Seligman Financial Services, Inc. sufficient escrowed shares will be redeemed for payment of the additional sales load. Shares remaining in escrow after this payment will be released to the account. The intended purchase amount may be increased at any time during the thirteen-month period by filing a revised Agreement for the same period, provided that the Dealer furnishes evidence that an amount representing the reduction in sales load under the new Agreement, which becomes applicable on purchases al-ready made under the original Agreement, will be refunded to the Fund and that the required additional escrowed shares will be purchased by the shareholder.

  Shares of Seligman Cash Management Fund, Inc. which have been acquired by an exchange of shares of another Seligman Mutual Fund on which there is a front-end sales load may be taken into account in completing a Letter of Intent, or for Right of Accumulation. However, shares of the Seligman Cash Management Fund which have been purchased directly may not be used for purposes of deter-mining reduced sales loads on additional purchases of the other Seligman Mu-tual Funds.

                                                                      4/97

BACK COVER

Seligman Value
Fund Series, Inc.
Seligman Large-Cap Value  Fund
Seligman Small-Cap Value Fund

100 Park Avenue
New York, New York 10017


Table of Contents
                                             Page
Summary of Series Expenses.................     2
Alternative Distribution System............     3
Investment Objectives, Policies and Risks..     5
Management Services........................     8
Purchase of Shares.........................     9
Telephone Transactions.....................    16
Redemption of Shares.......................    17
Administration, Shareholder Services
and Distribution Plans.....................    19
Exchange Privilege.........................    20
Further Information about
Transactions in the Funds..................    22
Dividends and Distributions................    22
Federal Income Taxes.......................    23
Shareholder Information....................    24
Advertising a SeriesO Performance..........    26
Organization and Capitalization............    26

EQVA 4/97

                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 23, 1997


                          SELIGMAN LARGE-CAP VALUE FUND
                          SELIGMAN SMALL-CAP VALUE FUND
                                    series of
                        SELIGMAN VALUE FUND SERIES, INC.

                                 100 Park Avenue
                            New York, New York 10017
                     New York City Telephone (212) 850-1864
        Toll Free Telephone (800) 221-2450 all continental United States
      For Retirement Plan Information - Toll Free Telephone (800) 445-1777


     This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus, dated April 23, 1997, which covers the Seligman Large-Cap Value Fund (the "Large-Cap Value Fund") and the Seligman Small-Cap Value Fund (the "Small-Cap Value Fund"), each a separate series (individually, a "Series") of Seligman Value Fund Series, Inc., (the "Fund"). It should be read in conjunction with the Fund's Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers. This Statement of Additional Information, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety.


     Each Series of the Fund offers three classes of shares. Class A shares may be purchased at net asset value plus a sales load of up to 4.75%. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales load but are subject to a contingent deferred sales load ("CDSL") of 1% (of the current net asset value or the original purchase price, whichever is less) if such shares are redeemed within eighteen months of purchase. Class B shares may be purchased at net asset value and are subject to a CDSL, if applicable, in the following amount (as a percentage of the current net asset value of the original purchase price, whichever is less, if redemption occurs within the indicated number of years of purchase of such shares: 5% (less than one year), 4% (1 but less than 2 years), 3% (2 but less than 4 years), 2% (4 but less than 5 years) 1% (5 but less than six years) and 0% (6 or more years). Class B shares automatically convert to Class A shares after approximately eight years resulting in lower ongoing fees. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned. Class D shares may be purchased at net asset value and are subject to a CDSL of 1% (of the current net asset value or the original purchase price, whichever is less) if redeemed within one year of purchase.

     Each Series' Class A, Class B and Class D share represents an identical legal interest in the investment portfolio of the Series and has the same rights except for certain class expenses and except that Class B and Class D shares bear higher distribution fees that generally will cause the Class B and Class D shares to have higher expense ratios and pay lower dividends than Class A shares. Each Class has exclusive voting rights with respect to its distribution plan. Although holders of Class A, Class B and Class D shares have identical legal rights, the different expenses borne by each Class will result in different net asset values and dividends. The three classes also have different exchange privileges.

                                TABLE OF CONTENTS



                                                    Page
Investment Objectives, Policies and Risks............  2
Investment Limitations...............................  3
Directors and Officers...............................  4
Management and Expenses .............................  7
Administration, Shareholder Services and
   Distribution Plans................................  9
Portfolio Transactions...............................  9
Purchase and Redemption of Series Shares............. 10
Distribution Services................................ 12
Valuation............................................ 12
Performance.......................................... 13
General Information.................................. 13
Financial Statements................................. 14
Appendix A........................................... 16
Appendix B........................................... 19


EQFR1A

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

     The Large-Cap Value Fund and the Small-Cap Value Fund are each a separate series of Seligman Value Fund Series, Inc. The Large-Cap Value Fund seeks maximum capital appreciation primarily by investing in equity securities of companies with large market capitalization. The Small-Cap Value Fund seeks maximum capital appreciation by primarily investing in equity securities of companies with small market capitalization. The following information regarding the Series' investment policies supplements the information contained in the Prospectus.

     Purchasing Put Options on Securities. A Series may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This hedge protection is provided during the life of the put option since a Series, as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Series will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.

     Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, a Series would let the put option expire resulting in a reduced profit on the underlying security equal to the cost of the put option. The cost of the put option is limited to the premium plus commission paid. A Series' maximum financial exposure will be limited to these costs.

     A Series may purchase options listed on public exchanges as well as over-the-counter. Options listed on an exchange are generally considered very liquid. OTC options are considered less liquid, and therefore, will only be considered where there is not a comparable listed option. Because options will be used solely for hedging, and due to their relatively low cost and short duration, liquidity is not a significant concern.

     A Series' ability to engage in option transactions may be limited by tax considerations.


Rights and Warrants. A Series may invest in common stock rights and warrants believed by the Manager to provide capital appreciation opportunities. Each Series may not invest in rights and if, at the time of acquisition by the Series, the investment in rights and warrants would exceed 5% of such Series net assets, valued at the lower of cost or market.


Repurchase Agreements. A Series may enter into repurchase agreements with commercial banks and with broker/dealers to invest cash for the short-term. A repurchase agreement is an agreement under which a Series acquires a money market instrument, generally a U.S. Government obligation, subject to resale at an agreed upon price and date. Such resale price reflects an agreed upon interest rate effective for the period of time the instrument is held by the Series and is unrelated to the interest rate on the instrument. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. However, as a matter of fundamental policy, a Series will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would be so invested. Each Series has no present intention of entering into repurchase agreements.


Illiquid Securities. A Series may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act") and other securities that are not readily marketable. Each Series does not currently expect to invest more than 5% of its assets in such securities. A Series may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Manager, acting pursuant to procedures approved by the Fund's Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should this determination be made, the Manager, acting pursuant to such procedures, will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Series to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. A Series may from time to time borrow money for temporary, extraordinary or emergency purposes in an amount up to 5% of its total assets from banks at prevailing interest rates and invest the funds in additional securities. A Series' borrowings are limited so that immediately after such borrowing the value of the Series' assets (including borrowings) less its liabilities (not including borrowings) is at least three times the amount of the borrowings. Should a Series, for any reason, have borrowings that do not meet the above test, then within three business days, such Series must reduce such borrowings so as to meet the foregoing test. Under these circumstances, a Series may have to liquidate portfolio securities at a time when it is disadvantageous to do so. Gains made with additional funds borrowed will generally cause the net asset value of a Series' shares to rise faster than could be the case without borrowings. Conversely, if investment results fail to cover the cost of borrowings, the net asset value of a Series

     Except as otherwise specifically noted above and below, the Series' investment policies are not fundamental and the Board of Directors of the Fund may change such policies without the vote of a majority of a Series' outstanding voting securities, as defined below.

Portfolio Turnover. A Series' portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average value of the portfolio securities owned during the fiscal year. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation. The portfolio turnover for either Series is not expected to exceed 100%.

                             INVESTMENT LIMITATIONS

     Under each Series' fundamental policies, which cannot be changed except by vote of a majority of a Series' outstanding voting securities, each Series may not:

o Issue senior securities or borrow money, except for temporary or emergency purposes in an amount not to exceed 15% of the value of its total assets. A Series will not purchase any securities while outstanding borrowings are greater than 5% of the value of its total assets;

o Mortgage or pledge any of its assets, except to the extent necessary to effect permitted borrowings on a secured basis;

o Make "short sales" of securities, or purchase securities on "margin", or write or purchase put or call options, except a Series may purchase put options for hedging purposes as approved by the Fund's Board of Directors and as described in the Prospectus and herein;

o As to 75% of the value of its total assets, invest more than 5% of its total assets (taken at market) in securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, buy more than 10% of the outstanding voting securities of any issuer, or invest to control or manage any company;

o Invest more than 25% of total assets at market value in the securities of issuers of any one industry, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

o Purchase securities of open-end or closed-end investment companies, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and other applicable law;

o Purchase or hold any real estate, except each Series may invest in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein.

o Purchase or hold the securities of any issuer (other than shares of the Series), if to the Fund's knowledge, those directors or officers of the Fund individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

o    Purchase or sell commodities and commodity futures contracts;

o Underwrite securities of other issuers, except insofar as a Series may be deemed an underwriter when purchasing or selling portfolio securities; or

o Make loans, except loans of portfolio securities and except to the extent the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks may be considered loans.

     Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Series means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Series or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             DIRECTORS AND OFFICERS

     Directors and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.


WILLIAM C. MORRIS*                      Director,  Chairman of the Board,  Chief
      (58)                              Executive  Officer  and  Chairman of the
                                        Executive Committee

                                        Chairman,   J.  &  W.   Seligman  &  Co.
                                        Incorporated,  investment  managers  and
                                        advisers;  Chairman and Chief  Executive
                                        Officer,    the   Seligman    Group   of
                                        Investment Companies; Chairman, Seligman
                                        Advisors,   Inc.,   advisers;   Seligman
                                        Financial Services, Inc., broker/dealer;
                                        Seligman    Holdings,    Inc.,   holding
                                        company;    Seligman   Services,   Inc.,
                                        broker/dealer;  and Carbo Ceramics Inc.,
                                        ceramic   proppants   for  oil  and  gas
                                        industry; Director, Seligman Data Corp.,
                                        shareholder  service  agent;  Kerr-McGee
                                        Corporation, diversified energy company;
                                        and Sarah Lawrence College; and a Member
                                        of  the  Board  of   Governors   of  the
                                        Investment Company Institute;  formerly,
                                        President,   J.  &  W.  Seligman  &  Co.
                                        Incorporated;     Chairman,     Seligman
                                        Securities, Inc., broker/dealer and J. &
                                        W.   Seligman   Trust   Company,   trust
                                        company; and Director, Daniel Industries
                                        Inc.,   manufacturer   of  oil  and  gas
                                        metering equipment.

BRIAN T. ZINO*                          Director,  President  and  Member of the
    (44)                                Executive Committee

                                        Director and President, J. & W. Seligman
                                        & Co. Incorporated,  investment managers
                                        and   advisers;   President   (with  the
                                        exception of Seligman Quality  Municipal
                                        Fund, Inc. and Seligman Select Municipal
                                        Fund, Inc.) and Director or Trustee, the
                                        Seligman Group of Investment  Companies;
                                        and Seligman Advisors,  Inc.,  advisers;
                                        Chairman and  President,  Seligman  Data
                                        Corp.,    shareholder   service   agent;
                                        Director,  Seligman Financial  Services,
                                        Inc., broker/dealer;  Seligman Services,
                                        Inc.,   broker/dealer;    and   Seligman
                                        Henderson   Co.,   advisers;   formerly,
                                        Director,  Seligman  Securities,   Inc.,
                                        broker/dealer and J. & W. Seligman Trust
                                        Company, trust company.

JOHN R. GALVIN                          Director
     (67)
                                        Dean,   Fletcher   School   of  Law  and
                                        Diplomacy at Tufts University;  Director
                                        or  Trustee,   the  Seligman   Group  of
                                        Investment Companies; Chairman, American
                                        Council on  Germany;  a Governor  of the
                                        Center    for    Creative    Leadership;
                                        Director,   USLIFE   Corporation,   life
                                        insurance;  Raytheon  Co.,  electronics;
                                        National  Defense  University;  and  the
                                        Institute    for    Defense    Analysis;
                                        formerly,    Ambassador,    U.S.   State
                                        Department for  negotiations  in Bosnia;
                                        Distinguished  Policy  Analyst  at  Ohio
                                        State University and Olin  Distinguished
                                        Professor of National  Security  Studies
                                        at the United States  Military  Academy.
                                        From June,  1987 to June,  1992,  he was
                                        the Supreme Allied Commander, Europe and
                                        the  Commander-in-Chief,  United  States
                                        European   Command.   Tufts  University,
                                        Packard Avenue, Medford, MA 02155

ALICE S. ILCHMAN                        Director
     (61)
                                        President,   Sarah   Lawrence   College;
                                        Director or Trustee,  the Seligman Group
                                        of    Investment    Companies;    NYNEX,
                                        telephone company; and the Committee for
                                        Economic Development;  and Chairman, The
                                        Rockefeller    Foundation,    charitable
                                        foundation;   formerly,   Trustee,   The
                                        Markle     Foundation,     philanthropic
                                        organization;        and       Director,
                                        International   Research   and  Exchange
                                        Board,  intellectual  exchanges.   Sarah
                                        Lawrence College,  Bronxville,  New York
                                        10708

FRANK A. McPHERSON                      Director
         (63)

                                        Director, various corporations; Director
                                        or  Trustee,   the  Seligman   Group  of
                                        Investment     Companies;      Director,
                                        Kimberly-Clark   Corporation,   consumer
                                        products,   Bank  of  Oklahoma   Holding
                                        Company,   Oklahoma   City   Chamber  of
                                        Commerce,    Baptist   Medical   Center,
                                        Oklahoma    Chapter    of   the   Nature
                                        Conservancy,  Oklahoma  Medical Research
                                        Foundation  and National  Boys and Girls
                                        Clubs  of  America;  Chairman,  Oklahoma
                                        City Public  Schools  Foundation;  and a
                                        Member of the  Business  Roundtable  and
                                        National  Petroleum  Council;  formerly,
                                        Chairman   of  the   Board   and   Chief
                                        Executive      Officer,       Kerr-McGee
                                        Corporation,  energy and chemicals.  123
                                        Robert S. Kerr Avenue, Oklahoma City, OK
                                        73102

JOHN E. MEROW*                          Director
         (67)
                                        Retired  Chairman  and  Senior  Partner,
                                        Sullivan & Cromwell,  law firm; Director
                                        or  Trustee,   the  Seligman   Group  of
                                        Investment     Companies;      Director,
                                        Commonwealth    Aluminum    Corporation,
                                        Municipal  Art Society of New York,  and
                                        the United  States-New  Zealand Council;
                                        Trustee,  the United States  Council for
                                        International     Business     Chairman,
                                        American Australian Association;  Member
                                        of  the  American  Law   Institute   and
                                        Council  on  Foreign  Relations;  and  a
                                        Member  of the  Board  of  Governors  of
                                        Foreign Policy  Association and New York
                                        Hospital. 125 Broad Street, New York, NY
                                        10004

BETSY S. MICHEL                         Director
         (54)
                                        Attorney;   Director  or  Trustee,   the
                                        Seligman Group of Investment  Companies;
                                        Trustee,  Geraldine R. Dodge Foundation,
                                        charitable  foundation;  and Chairman of
                                        the Board of  Trustees  of St.  George's
                                        School    (Newport,    RI);    formerly,
                                        Director,  the National  Association  of
                                        Independent  Schools  (Washington,  DC).
                                        St.   Bernard's   Road,  P.O.  Box  449,
                                        Gladstone, NJ 07934

JAMES C. PITNEY                         Director
         (69)
                                        Retired Partner,  Pitney, Hardin, Kipp &
                                        Szuch,  law firm;  Director  or Trustee,
                                        the   Seligman   Group   of   Investment
                                        Companies and Director,  Public  Service
                                        Enterprise Group,  public utility.  Park
                                        Avenue at Morris County,  P.O. Box 1945,
                                        Morristown, NJ 07962-1945

JAMES Q. RIORDAN                        Director
         (69)
                                        Director, various corporations; Director
                                        or  Trustee,   the  Seligman   Group  of
                                        Investment   Companies;    The   Houston
                                        Exploration    Company;   The   Brooklyn
                                        Museum;  The Brooklyn Union Gas Company;
                                        the Committee for Economic  Development;
                                        Dow  Jones  &  Co.,   Inc.   and  Public
                                        Broadcasting     Service;      formerly,
                                        Co-Chairman of the Policy Council of the
                                        Tax   Foundation;    Director,    Tesoro
                                        Petroleum Companies,  Inc.; and Director
                                        and President,  Bekaert Corporation. 675
                                        Third Avenue,  Suite 3004,  New York, NY
                                        10017

RICHARD R. SCHMALTZ*                    Director
         (56)
                                        Managing    Director,     Director    of
                                        Investments,  J.  & W.  Seligman  &  Co.
                                        Incorporated;   Director   of   Seligman
                                        Henderson  Co.,  Home  State   Insurance
                                        Company  and  Quaker   State   Insurance
                                        Company;  and Trustee  Emeritus of Colby
                                        College; formerly, Director of Research at Neuberger & Berman from 1993 to 1996 and Executive Vice President of McGlinn
                                        Capital form 1987 to 1993.

ROBERT L. SHAFER                        Director
         (64)
                                        Director, various corporations, Director
                                        or  Trustee,   the  Seligman   Group  of
                                        Investment   Companies   and   Director,
                                        USLIFE   Corporation,   life  insurance;
                                        formerly, Vice President, Pfizer Inc., pharmaceuticals. 235 East 42nd Street,
                                        New York, NY 10017

JAMES N. WHITSON                        Director
         (61)
                                        Executive    Vice    President,    Chief
                                        Operating Officer and Director,  Sammons
                                        Enterprises,  Inc.; Director or Trustee,
                                        the   Seligman   Group   of   Investment
                                        Companies;  and  Director,  Red Man Pipe
                                        and  Supply  Company,  piping  and other
                                        materials;   and  C-SPAN.  300  Crescent
                                        Court, Suite 700, Dallas, TX 75202


NEIL T. EIGEN                           Vice President and Portfolio Manager
         (54)
                                        Managing Director,  J. & W. Seligman and
                                        Co.,  Incorporated;   formerly,   Senior
                                        Managing   Director,   Chief  Investment
                                        Officer    and    Director   of   Equity
                                        Investing,     Bear    Stearns     Asset
                                        Management.


LAWRENCE P. VOGEL                       Vice President
         (40)
                                        Senior Vice President,  Finance, J. & W.
                                        Seligman & Co. Incorporated,  investment
                                        managers    and    advisers;    Seligman
                                        Financial Services, Inc., broker/dealer;
                                        Seligman  Advisors,  Inc.,  advisers and
                                        Seligman Data Corp., shareholder service
                                        agent;  Vice  President,   the  Seligman
                                        Group  of  Investment   Companies;   and
                                        Seligman Services, Inc.,  broker/dealer;
                                        and Treasurer, Seligman Holdings, Inc., holding company and Seligman Henderson
                                        Co. advisers.

FRANK J. NASTA                          Secretary
         (32)
                                        Senior   Vice    President,    Law   and
                                        Regulation and Corporate Secretary, J. &
                                        W.   Seligman   &   Co.    Incorporated,
                                        investment  managers and  advisers;  and
                                        Seligman   Advisors,   Inc.,   advisers;
                                        Secretary,   the   Seligman   Group   of
                                        Investment   Companies,   and  Corporate
                                        Secretary,  Seligman Financial Services,
                                        Inc., broker/dealer;  Seligman Henderson
                                        Co., advisers; Seligman Services, Inc., broker/dealer; and Seligman Data Corp., shareholder service agent; formerly, an attorney at Seward & Kissel, law firm.


THOMAS G. ROSE                          Treasurer
         (39)
                                        Treasurer,   the   Seligman   Group   of
                                        Investment  Companies  and Seligman Data
                                        Corp.,    shareholder   service   agent;
                                        formerly,  Treasurer, American Investors
                                        Advisors,    Inc.   and   the   American
                                        Investors Family of Funds.

     The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available and to elect or appoint officers of the Fund to serve until the next meeting of the Board.

                                                    Compensation Table
                                                                            Pension or
                                                     Aggregate          Retirement Benefits       Total Compensation
                                                    Compensation         Accrued as part of         from Fund and
         Position With Fund                        from Fund (1)           Fund Expenses         Fund Complex (1)(2)
         ------------------                        -------------           -------------         -------------------

William C. Morris, Director and Chairman                N/A                     N/A                      N/A
Brian T. Zino, Director and President                   N/A                     N/A                      N/A
Richard R. Schmaltz, Director                           N/A                     N/A                      N/A
John R. Galvin, Director                              $1,085.44                 N/A                   $66,000.00
Alice S. Ilchman, Director                             1,085.44                 N/A                    66,000.00
Frank A. McPherson, Director                           1,085.44                 N/A                    66,000.00
John E. Merow, Director                                1,085.44                 N/A                    66,000.00
Betsy S. Michel, Director                              1,085.44                 N/A                    66,000.00
James C. Pitney, Director                              1,085.44                 N/A                    66,000.00
James Q. Riordan, Director                             1,085.44                 N/A                    66,000.00
Robert L. Shafer, Director                             1,085.44                 N/A                    66,000.00
James N. Whitson, Director                             1,085.44(d)              N/A                    66,000.00(d)

---------------------


(1) Estimated based on remunerations to be received by the Directors during the first fiscal year of the Fund.

(2) As defined in the Fund's Prospectus, the Seligman Group of Investment Companies consists of eighteen investment companies.

(d)  Deferred.

     The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. Under this arrangement, interest will be accrued on the deferred balances. The annual cost of such interest will be included in the directors' fees and expenses, and the accumulated balance thereof will be included in "Liabilities" in the Fund's financial statements. The Fund has applied for, and expects to receive, exemptive relief that would permit a director who has elected deferral of his or her fees to choose a rate of return equal to either (i) the interest rate on short-term Treasury bills, or
(ii) the rate of return on the shares of any of the investment companies advised by the Manager, as designated by the director. The Fund may, but is not obligated to, purchase shares of such investment companies to hedge its obligations in connection with this deferral arrangement.

     Directors and officers of the Fund are also directors or trustees and officers of some or all of the other investment companies in the Seligman Group. No Directors or officers of the Fund own any shares of the Fund's Capital Stock as of the date of this Prospectus.

                             MANAGEMENT AND EXPENSES


     Under the Management Agreement, dated March 20, 1997, subject to the control of the Board of Directors, J. & W. Seligman & Co. Incorporated ( the "Manager") manages the investment of the assets of the Series, including making purchases and sales of portfolio securities consistent with each Series' investment objectives and policies, and administers its business and other affairs. The Manager provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. The Manager pays all of the compensation of directors of the Fund who are employees or consultants of the Manager and of the officers and employees of the Fund. The Manager also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.


     Each Series pays the Manager a management fee for its services, calculated daily and payable monthly, equal to .80% of the Large-Cap Value Fund's average daily net assets and 1.00% of the Small-Cap Value Fund's average daily net assets.

     The Fund pays all its expenses other than those assumed by the Manager, including brokerage commissions, administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees including fees and expenses for qualifying the Fund and its shares under Federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder recordkeeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Fund not employed by (or serving as a Director of) the Manager or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. The Fund's expenses are allocated between the Series in a manner determined by the Directors to be fair and equitable.

     The Management Agreement provides that the Manager will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreement.


     The Management Agreement was initially approved by the Board of Directors on March 20, 1997 and by the sole shareholder of each Series on April 7, 1997. The Management Agreement will continue in effect until December 31, 1998 and thereafter from year to year, if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of each Series and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) the Manager shall not have notified the Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by any Series, without penalty, on 60 days' written notice to the Manager and will terminate automatically in the event of its assignment. Each Series has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of the Manager's business.


     The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions and corporations. On December 29, 1988, a majority of the outstanding voting securities of the Manager was purchased by Mr. William C. Morris and a simultaneous recapitalization of the Manager occurred. See Appendix B for further history of the Manager.


     Under the Subadvisory Agreement, dated March 20, 1997, the Subadviser may supervise and direct a portion of each Series' investment in foreign securities and Depositary Receipts, as designated by the Manager, consistent with the Series' investment objectives, policies and principles. For these services, the Subadviser is paid a fee, by the Manager, as described in the Fund's Prospectus. The Subadvisory Agreement was initially approved by the Board of Directors at a meeting held on March 20, 1997 and by the sole shareholder of each Series of the Fund on April 7, 1997. The Subadvisory Agreement will continue in effect until December 31, 1998 and thereafter from year to year, if (1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Subadvisory Agreement or interested persons of any such party) and (2) the Subadviser shall not have notified the Manager in writing at least 60 days prior to December 31 of any year that it does not desire such continuance. The Subadvisory Agreement may be terminated at any time in respect of a Series, without payment of penalty by the Series, on 60 days' written notice to the Subadviser, by vote of the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities of such Series (as defined by the 1940 Act). The failure of the Board of Directors of the Fund or holders of securities of any Series to approve the continuance of the subadvisory Agreement with respect to such Series, shall be without prejudice to the effectiveness of this Agreement with respect to the other Series. This Agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act) or upon the termination of the Management Agreement.

     The Subadviser is a New York general partnership formed by the Manager and Henderson International, Inc., a controlled affiliate of Henderson plc. Henderson plc, headquartered in London, is one of the largest independent money managers in Europe. The Firm manages approximately $18.1 billion in assets as of December 31, 1996 and is recognized as a specialist in global equity investing.


     Officers, directors and employees of the Manager are permitted to engage in personal securities transactions, subject to the Manager's Code of Ethics (the "Ethics Code"). The Ethics Code proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by the Manager's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Ethics Code. The Ethics Code prohibits each of the officers, directors and employees (including all portfolio managers) of the Manager from purchasing or selling any security that the officer, director or employee knows or believes
(i) was recommended by the Manager for purchase or sale by any client, including the Fund, within the preceding two weeks, (ii) has been reviewed by the Manager for possible purchase or sale within the preceding two weeks, (iii) is being purchased or sold by any client, (iv) is being considered by a research analyst,
(v) is being acquired in a private placement, unless prior approval has been obtained from the Manager's Director of Compliance, or (vi) is being acquired during an initial or secondary public offering. The Ethics Code also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

     The Ethics Code also prohibits (i) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages and (ii) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

     Officers, directors and employees are required, except under very limited circumstances, to engage in personal securities transactions through the Manager's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.


           ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLANS

     Each Series of the Fund has adopted an Administration, Shareholder Services and Distribution Plan for each Class of such Series (the "Plans") in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

     The Plans were approved on March 20, 1997 by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans (the "Qualified Directors") and by the sole shareholder of each Series on April 7, 1997. The Plans will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors of the Fund, cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amounts payable to Service Organizations with respect to a Class without the approval of a majority of the outstanding voting securities of the Class. If the amount payable in respect of Class A shares under the Plans is proposed to be increased materially, the Fund will either (i) permit holders of Class B shares to vote as a separate class on the proposed increase or (ii) establish a new class of shares subject to the same payment under the Plans as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the Plans may be made except by a majority of both the Directors and Qualified Directors.


     The Plans require that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Plans. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors.


                             PORTFOLIO TRANSACTIONS

     The Management Agreement recognizes that in the purchase and sale of portfolio securities the Manager will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager for its use, as well as to the general attitude toward and support of investment companies demonstrated by such broker or dealers. Such services include supplemental investment research, analysis and reports concerning issuers, industries and securities deemed by the Manager to be beneficial to the Series. In addition, the Manager is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis although the use of such brokers may result in a higher brokerage charge to the Fund that the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to the Manager in connection with its services to clients other than the Fund.

     In over-the-counter markets, the Fund deals with primary market makers unless a more favorable execution or price is believed to be obtainable. Each Series may buy securities from or sell securities to dealers acting as principal, except dealers with which the Fund's directors and/or officers are affiliated.

     When two or more of the investment companies in the Seligman Group or other investment advisory clients of the Manager desire to buy or sell the same security at the same time the securities purchased or sold are allocated by the Manager in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

                    PURCHASE AND REDEMPTION OF SERIES SHARES

     Each Series issues three classes of shares: Class A shares may be purchased at a price equal to the next determined net asset value per share, plus a sales load. Class B shares may be purchased at a price equal to the next determined net asset value without an initial sales load, but a CDSL may be charged on redemptions within 6 years of purchase. Class D shares may be purchased at a price equal to the next determined net asset value without an initial sales load, but a CDSL may be charged on redemptions within one year of purchase. See "Alternative Distribution System," "Purchase of Shares," and "Redemption of Shares" in the Prospectus.

Class A Shares - Reduced Initial Sales Loads

Reductions Available. Shares of any Seligman Mutual Fund sold with an initial sales load in a continuous offering will be eligible for the following reductions:

     Volume Discounts are provided if the total amount being invested in Class A shares of a Series alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales load, reaches levels indicated in the sales load schedule set forth in the Prospectus.

     The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of a Series and shares of the other mutual funds in the Seligman Group that were sold with an initial sales load with the total net asset value of shares of those Seligman Mutual Funds already owned that were sold with an initial sales load and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another mutual fund in the Seligman Group on which there was an initial sales load at the time of purchase to determine reduced sales loads in accordance with the schedule in the Prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another mutual fund in the Seligman Group on which there was an initial sales load at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Financial Services, Inc. ("SFSI") is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

     A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales loads in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Series that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales load of the other Mutual Funds in the Seligman Group already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Mutual Fund in the Seligman Group on which there was an initial sales load at the time of purchase. Reduced sales loads also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. For more information concerning the terms of the letter of intent see "Terms and Conditions - Letter of Intent - Class A Shares Only" in the back of the Prospectus.

     Class A shares purchased without an initial sales load in accordance with the sales load schedule in the Fund's prospectus, or pursuant to a Volume Discount, Right of Accumulation or Letter of Intent are subject to a CDSL of 1% on redemptions of such shares within eighteen months of purchase.

Persons Entitled To Reductions. Reductions in initial sales loads apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code, of 1986, as amended (the "Code"), organizations tax exempt under Section 501 (c)(3) or
(13)of the Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by the Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectus, reports and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales loads in the Prospectus applies to sales to "eligible employee benefit plans" (as defined in the Prospectus), except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (i) $500,000 invested in the Seligman Group of Mutual Funds or (ii) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from investment dealers or SFSI.

Payment in Securities. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales load), although the Fund does not presently intend to accept securities in payment for Fund shares. Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if the Manager determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales loads, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. (See "Valuation".)


     Further Types of Reductions. Class A shares may be issued without an initial sales load in connection with the acquisition of cash and securities owned by other investment companies and personal holding companies; to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in fund shares; to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act; to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI; to shareholders of mutual funds with objectives and policies similar to the Fund who purchase shares with redemption proceeds of such funds (not to exceed the dollar value of such redemption proceeds); to financial institution trust departments; to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares; to accounts of financial institutions or broker/dealers that charge account management fees, provided the manager or one of its affiliates has entered into an agreement with respect to such accounts; pursuant to sponsored arrangements with organizations which make recommendations to or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund; to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors; and to "eligible employee benefit plans" which have at least (i) $500,000 invested in the Seligman Mutual Funds or (ii) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp.

     The Fund may also sell Class A shares at net asset value to present and retired directors, trustees, officers, employees and their spouses (and family members of the foregoing) of the Fund, the other investment companies in the Seligman Group, the Manager, and other companies affiliated with the Manager. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Fund.


     Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

More About Redemptions. The procedures for redemption of Series shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on the NYSE during periods of emergency, or such other periods as ordered by the Securities and Exchange
Commission. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              DISTRIBUTION SERVICES

     SFSI, an affiliate of the Manager, acts as general distributor of the shares of the Series and of the other mutual funds in the Seligman Group on a best efforts basis. The Fund and SFSI are parties to a Distributing Agreement, dated March 20, 1997. As general distributor of the Fund's Capital Stock, SFSI allows commissions to all dealers, as indicated in the Prospectus. Pursuant to agreements with the Fund, certain dealers may also provide sub-accounting and other services for a fee. SFSI receives the balance of sales loads and any CDSLs on Class A or Class D shares paid by investors. SFSI has sold its rights to collect any CDSL imposed on redemptions of Class B shares to FEP Capital, L.P. ("FEP") in connection with an agreement with FEP to provide funding to SFSI to enable it to pay commissions to dealers at the time of the sale of related Class B shares.

     Seligman Services,  Inc. ("SSI"),  an affiliate of the Manager, is eligible
to  receive   commissions  from  certain  sales  of  Fund  shares,  as  well  as distribution and service fees pursuant to the Plan.

                                    VALUATION

     Net asset value per share of each class of a Series of the Fund is determined as of the close of trading on the NYSE, (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open. The NYSE is currently closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund will also determine net asset value for each class of a Series on each day in which there is a sufficient degree of trading in the Series' portfolio securities that the net asset value of Series shares might be materially affected. Net asset value per share for a class of a Series is computed by dividing such class' share of the value of the net assets of the Series (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of a Series, including the Manager's fee, are accrued daily and taken into account for the purpose of determining net asset value. The net asset value of Class B and Class D shares will generally be lower than the net asset value of Class A shares of such Series as a result of the higher distribution fee with respect to such shares.

     Portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available, including restricted securities, are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than sixty days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity will be valued on an amortized cost basis based on the value of such date unless the Board determines that this amortized cost value does not represent fair market value. Expenses and fees, including the investment management fee, are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares. Premiums received on the sale of call options will be included in the net asset value, and the current market value of the options sold by the Fund will be subtracted from net asset value.

     Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the shares of the Fund are determined prior to the close of the NYSE, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Fund's Board of Directors.

     For purposes of determining the net asset value per share of a Series, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

                                   PERFORMANCE

     Each Series may from time to time advertise its total return and average total return in advertisements or in information furnished to present or prospective shareholders. These returns are computed by assuming that all of the dividends and distributions paid by a Series' were reinvested over the relevant time period. It is then assumed that at the end of each period, the entire amount was redeemed. The average annual total return is determined by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

                               GENERAL INFORMATION


     The Fund was incorporated under the laws of the State of Maryland on January 27, 1997. It is the intention of the Fund not to hold Annual Meetings of Shareholders. The Directors may call Special Meetings of Shareholders for action by shareholder vote as may be required by the 1940 Act or the Articles of Incorporation.

Capital Stock. The Board of Directors is authorized to classify or reclassify and issue any unissued Capital Stock of the Fund into any number of other Series or classes without further action by shareholders. To date, shares of two series have been authorized, which shares constitute interests in the Seligman Large-Cap Value Fund and the Seligman Small-Cap Value Fund. The 1940 Act requires that where more than one series or class exists, each series or class must be preferred over all other series or classes in respect of assets specifically allocated to such series or class.

     Rule  18f-2  under the 1940 Act  provides  that any matter  required  to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or Series in the matter are substantially identical or that the matter does not affect any interest of such class or series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.


Custodian. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 serves as custodian of the Fund. It also maintains, under the general supervision of the Manager, the accounting records and determines the net asset value for each Series of the Fund.

Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, New York 10281.

                              FINANCIAL STATEMENTS

     The Fund's statements of assets and liabilities presented below have been audited by Deloitte & Touche LLP, independent auditors.

                        SELIGMAN VALUE FUND SERIES, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  April 9, 1997

                                                                                   LARGE-CAP   SMALL-CAP
ASSETS                                                                             VALUE FUND  VALUE FUND
                                                                                   ----------  -----------
Cash ...........................................................................   $ 50,001   $ 50,001
Deferred registration fees .....................................................     50,800     50,800
Deferred organizational expenses ...............................................     22,500     22,500
                                                                                   --------   --------
                               Total Assets ....................................    123,301    123,301
                                                                                   --------   --------

LIABILITIES

Registration fees and organizational expenses payable ..........................     73,300     73,300
                                                                                   --------   --------
Net assets  equivalent  to $7.14 per share  (applicable  to 7,003 Class A shares each of Capital Stock, $.001 par value;
    2,000,000,000 shares authorized) ...........................................   $ 50,001   $ 50,001
                                                                                   ========   ========

Note 1.  Organization

     Seligman Value Fund Series, Inc. (the "Fund") was incorporated in the State of Maryland on January 27, 1997 as an open-end, diversified management investment company. The Fund consists of two separate series: the Seligman Large-Cap Value Fund and the Seligman Small-Cap Value Fund. Each series of the Fund offers three classes of shares -- Class A shares, Class B shares and Class D shares. The Fund had no operations other than those related to organizational matters and for each series, the sale and issuance to Seligman Financial Services, Inc. (the "Distributor") of 7,003 Class A shares of Capital Stock for $50,001 on April 4, 1997. A portion of the costs incurred and to be incurred in connection with the organization and initial registration of the Fund will be paid by J. & W. Seligman & Co. Incorporated (the "Manager"); however, the Fund will reimburse the Manager for such costs. Organizational expenses estimated at $45,000 will be deferred and amortized on a straight-line basis over a period of sixty months from the date the Fund commences operations. The Fund has agreed with the Distributor that if any of the initial shares of the Fund are redeemed during the amortization period, the Fund will reduce the redemption proceeds for the then unamortized organizational expenses in the same ratio as the number of redeemed shares bears to the number of shares at the time of such redemption. Registration fees estimated at $101,600 will be deferred and amortized on a straight-line basis over a twelve-month period from the date the Fund commences operations.

Note 2. Agreement

     Under the Management Agreement, the Seligman Large-Cap Value Fund and the Seligman Small-Cap Value Fund pay the Manager management fees for its services, calculated daily and payable monthly, equal to 0.80% and 1.00% per annum, respectively, of their average daily net assets. The Management Agreement provides for full or partial fee waivers in certain circumstances.

Note 3.  Income Taxes

         The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable income. As such, the Fund will not be subject to federal income tax.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholder of
    Seligman Value Fund Series, Inc.:

     We have audited the accompanying statements of assets and liabilities of Seligman Value Fund Series, Inc. (the "Fund") as of April 9, 1997. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statements of assets and liabilities presentation. We believe that our audit of the statements of assets and liabilities provides a reasonable basis for our opinion.

     In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of Seligman Value Fund Series, Inc. as of April 9, 1997 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
April 9, 1997

                                   APPENDIX A


Moody's Investors Service, Inc. ("Moody's")

Debt Securities

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Commercial Paper

     Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicate the highest quality repayment ability of the rated issue.

     The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issues rated "Not Prime" do not fall within any of the Prime rating categories.



Standard & Poor's Rating Service ("S&P")


Debt Securities

     AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt issues rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A: Debt issues rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although it is somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt issues rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     C: The rating C is reserved for income bonds on which no interest is being paid.

     D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.


Commercial Paper

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

     A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

     D: Debt rated "D" is in payment default.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

     The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   APPENDIX B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


     Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

     Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. &
W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 .... Prior to 1900

o    Helps finance America's fledgling railroads through underwriting.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
o    Is appointed U.S. Navy fiscal agent by President Grant.
o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of underwritings including those for some of the country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.
o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.
o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o    Leads in the  purchase  and  subsequent  sale to the public of Newport News
     Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.
o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.
o Establishes J. & W. Seligman Trust Company, and J. & W. Seligman Valuations Corporation.
o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o Introduces Seligman Select Municipal Fund and Seligman Quality Municipal Fund, two closed-end funds that invest in high-quality municipal bonds.
o In 1991 establishes a joint venture with Henderson Administration Group plc, of London, known as Seligman Henderson Co., to offer global investment products.
o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.
o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Growth Opportunities Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund and Seligman Henderson Emerging Markets Growth Fund.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial Statements:

     Part A: None


     Part B: Statements of Assets and  Liabilities for Seligman  Large-Cap Value
             Fund and Seligman Small-Cap Value Fund as of April 9, 1997.


(b)       Exhibits:


(1) Articles of Incorporation of Registrant. (Incorporated by reference to the Registration Statement of the Registrant filed on Form N-1A on January 31, 1997.

(2)       By-laws of Registrant.

(5)(a) Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated.

(5)(b) Subadvisory Agreement between J.& W. Seligman & Co. Incorporated and Seligman Henderson Co.

(6)(a) Distributing Agreement between Registrant and Seligman Financial Services, Inc.

(6)(b)    Sales Agreement between Seligman Financial Services, Inc. and Dealers.

(7)(a) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement of Seligman Frontier Fund, Inc. (File No. 2-92487), filed January 29, 1997.)

(7)(b)    Deferred Compensation Plan for Directors of Seligman Group of Funds.

(8) Form of Custody and Investment Accounting Agreement between Registrant and Investors Fiduciary Trust Company.

(10)      Opinion and Consent of Counsel.

(11)      Consent of Independent Auditors.

(13)      Investment Letter between Registrant and Seligman Financial  Services,
          Inc.

(14)(a)   The Seligman IRA Plan Agreement and Disclosure Statement.

(14)(b)   The Seligman Simple IRA Plan documents for employers.

(14)(c) The Seligman Simple IRA Plan Agreement and Disclosure Statement for participants.

(15)(a) Administration, Shareholder Services and Distribution Plan of Seligman Large-Cap Value Fund

(15)(b) Administration, Shareholder Services and Distribution Plan of Seligman Small-Cap Value Fund

(15)(c)   Form  of   Administration,   Shareholder   Services  and  Distribution
          Agreement between Seligman Financial Services, Inc. and Dealers.


(16)      Performance Data Computation Schedule: Not applicable

(17)      Financial Data Schedules: Not applicable

(18)      Seligman Group of Funds Multiclass Plan pursuant to Rule 18f-3.


Other Exhibits: Powers of Attorney

Item 25. Persons Controlled by or Under Common Control with Registrant - None

Item 26. Number of Holders of Securities

       (1)                                             (2)
                                            Number of Record Holders
Title of Class                     as of the date of this Registration Statement


Seligman Large-Cap Value Fund
 Class A Common Stock                                   1
 Class B Common Stock                                   0
 Class D Common Stock                                   0

Seligman Small-Cap Value Fund
 Class A Common Stock                                   1
 Class B Common Stock                                   0
 Class D Common Stock                                   0


Item 27. Indemnification


     Reference is made to the provisions of Article Twelfth of Registrant's Articles of Incorporation filed as Exhibit 24(b)(1) of the Registrant's Registration Statement, filed on Form N-1A on January 29, 1997 and Article VII of Registrant's By-laws filed as Exhibit 24(b)(2) to this Pre-Effective Amendment No. 2 to the Registration Statement.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act as is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser


     J. & W. Seligman & Co. Incorporated, a Delaware corporation ("Manager"), is the Registrant's investment adviser. The Manager also serves as investment adviser to several associated investment companies. They are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc. Seligman Select Municipal Fund, Inc., and Tri-Continental Corporation.

     Seligman Henderson Co. ("Subadviser") is the Registrant's subadviser. The Subadviser also serves as subadviser to several other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman Income Fund, Inc., the Global Growth Opportunities, Global Smaller Companies, Global Technology and International Portfolios of Seligman Portfolios, Inc. and Tri-Continental Corporation.

     The Manager and Subadviser each have an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager and Subadviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Forms ADV, filed by the Manager and Subadviser pursuant to the Investment Advisers Act of 1940 (SEC File Nos. 801-5798 and 801-4067, respectively) which were filed on August 7, 1996 and October 3, 1996, respectively.


Item 29. Principal Underwriters

     (a) The names of each investment company (other than the Registrant) for which Registrant's principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser follow:

                    Seligman Cash Management Fund, Inc.
                    Seligman Capital Fund, Inc.
                    Seligman Common Stock Fund, Inc.
                    Seligman Communications and Information Fund, Inc. Seligman Frontier Fund, Inc.
                    Seligman Growth Fund, Inc.
                    Seligman Henderson Global Fund Series, Inc.
                    Seligman High Income Fund Series
                    Seligman Income Fund, Inc.
                    Seligman Municipal Fund Series, Inc.
                    Seligman Municipal Series Trust
                    Seligman New Jersey Municipal Fund, Inc.
                    Seligman Pennsylvania Municipal Fund Series
                    Seligman Portfolios, Inc.

     (b) Name of each director, officer or partner of Registrant's principal underwriter named in the answer to Item 21:


                                                  Seligman Financial Services, Inc.
                                                        As of March 31, 1997
                                                             (1) (2) (3)


         Name and Principal                         Positions and Offices                           Positions and Offices
          Business Address                            with Underwriter                                 with Registrant
          ----------------                            ----------------                                 ---------------

         William C. Morris*                            Director                                    Chairman of the Board and Chief
                                                                                                   Executive Officer
         Brian T. Zino*                                Director                                    President and Director

         Ronald T. Schroeder*                          Director                                    None

         Fred E. Brown*                                Director                                    None


         William H. Hazen*                             Director                                    None
         Thomas G. Moles*                              Director                                    None
         David F. Stein*                               Director                                    None
         Stephen J. Hodgdon*                           President                                   None
         Lawrence P. Vogel*                            Senior Vice President, Finance              Vice President
         Ed Lynch*                                     Senior Vice President, Director             None
                                                       of Marketing
         Mark R. Gordon*                               Senior Vice President,National              None
                                                       Sales Manager
         Gerald I. Cetrulo, III                        Senior Vice President of Sales              None
         140 West Parkway
         Pompton Plains, NJ  07444


                                                  Seligman Financial Services, Inc.
                                                        As of March 31, 1997
                                                             (1) (2) (3)
         Name and Principal                         Positions and Offices                           Positions and Offices
          Business Address                            with Underwriter                                 with Registrant
          ----------------                            ----------------                                 ---------------
         Bradley W. Larson                             Senior Vice President of Sales              None
         367 Bryan Drive

         Danville, CA  94526
         D. Ian Valentine                              Senior Vice President of Sales              None
         307 Braehead Drive
         Fredericksburg, VA  22401

         Bradley F. Hanson                             Senior Vice President of Sales,             None
         9707 Xylon Court                              Regional Sales Manager
         Bloomington, MN  55438

         Karen J. Bullot*                              Vice President, Retirement Plans            None

         John Carl*                                    Vice President, Marketing                   None

         Marsha E. Jacoby*                             Vice President, National Accounts           None
                                                       Manager
         William W. Johnson*                           Vice President, Order Desk                  None

         Helen Simon*                                  Vice President, Sales                       None
                                                       Administration Manager
         James R. Besher                               Regional Vice President                     None
         14000 Margaux Lane
         Town & Country, MO  63017


         Richard B. Callaghan                          Regional Vice President                     None
         7821 Dakota Lane
         Orland Park, IL  60462


         Bradford C. Davis                             Regional Vice President                     None
         255 4th Avenue, #2
         Kirkland, WA  98033

         Christopher J. Derry                          Regional Vice President                     None
         2380 Mt. Lebanon Church Road
         Alvaton, KY  42122

         Jonathan G. Evans                             Regional Vice President                     None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326


         Michael C. Forgea                             Regional Vice President                     None
         32 W. Anapamu Street # 186
         Santa Barbara, CA  93101


         David L. Gardner                              Regional Vice President                     None
         2504 Clublake Trail
         McKinney, TX  75070

         Carla A. Goehring                             Regional Vice President                     None
         11426 Long Pine
         Houston, TX  77077


         Mark Lien                                     Regional Vice President                     None
         5904 Mimosa
         Sedalia, MO  65301


         Judith L. Lyon                                Regional Vice President                     None
         163 Haynes Bridge Road, Ste 205
         Alpharetta, CA  30201

         David L. Meyncke                              Regional Vice President                     None
         4718 Orange Grove Way
         Palm Harbor, FL  34684


         Tim O'Connell                                 Regional Vice President                     None
         14872 Summerbreeze Way
         San Diego, CA  92128

                                                  Seligman Financial Services, Inc.
                                                        As of March 31, 1997
                 (1)                                         (2)                                             (3)
         Name and Principal                         Positions and Offices                           Positions and Offices
          Business Address                            with Underwriter                                 with Registrant
          ----------------                            ----------------                                 ---------------
         Juliana Perkins                               Regional Vice President                     None
         2348 Adrian Street
         Newbury Park, CA  91320


         David K. Petzke                               Regional Vice President                     None
         1673 Montelena Court
         Carson City, NV  89703


         Robert H. Ruhm                                Regional Vice President                     None
         167 Derby Street
         Melrose, MA  02176
         Diane H. Snowden                              Regional Vice President                     None
         11 Thackery Lane
         Cherry Hill, NJ  08003
         Bruce M. Tuckey                               Regional Vice President                     None
         41644 Chathman Drive
         Novi, MI  48375
         Andrew S. Veasey                              Regional Vice President                     None
         14 Woodside
         Rumson, NJ  07760
         Kelli A. Wirth-Dumser                         Regional Vice President                     None
         8618 Hornwood Court
         Charlotte, NC  28215
         Frank J. Nasta*                               Secretary                                   Secretary
         Aurelia Lacsamana*                            Treasurer                                   None
         Jeffrey S. Dean*                              Assistant Vice President,                   None
                                                       Annuity Product Manager
         Sandra Floris*                                Assistant Vice President, Order Desk        None
         Keith Landry*                                 Assistant Vice President, Order Desk        None
         Gail S. Cushing*                              Assistant Vice President,                   None
                                                       National Accounts Manager
         Frank P. Marino*                              Assistant Vice President, Mutual
                                                       Fund Product Manager                        None
         Joseph M. McGill*                             Assistant Vice President and                None
                                                       Compliance Officer


         Jack Talvy*                                   Assistant Vice President, Internal          None
                                                       Marketing Services Manager


         Joyce Peress*                                 Assistant Secretary                         None

* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.


(c)  Not applicable.

Item 30. Location of Accounts and Records


     The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of J.& W. Seligman & Co. Incorporated at its offices at 100 Park Avenue, New York, NY 10017 or at the following locations:

     (1) Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 is custodian of the Registrant's cash and securities. It also is agent to perform certain accounting and recordkeeping functions relating to portfolio transactions and to calculate the net asset value of the Registrant.

     (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, as shareholder servicing agent, maintains shareholder records for the Registrant.

Item 31. Management Services

     Seligman Data Corp. ("SDC") the Registrant's shareholder servicing agent, has an agreement with First Data Investor Services Group ("FDISG") pursuant to which FDISG provides a data processing system for certain shareholder accounting and recordkeeping functions performed by SDC.


Item 32. Undertakings

     The Registrant undertakes:


     1. to file a post-effective amendment , using financial statements which need not be certified within four to six months from the effective date of its Registration Statement under the Securities Act of 1933.

     2. to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, The Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 17th day of April, 1997.

                                            SELIGMAN VALUE FUND SERIES, INC.


                                            By:/s/William C. Morris
                                               ---------------------------------
                                               William C. Morris, Chairman

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940 this Registration Statement has been signed below by the following persons in the capacities indicated on April 17, 1997.

     Signature                                        Title
     ---------                                        -----

/s/  William C. Morris                             Chairman of the Board
-------------------------                          (Principal executive officer)
William C. Morris*                                 and Director

/s/  Brian T. Zino                                 Director and President
-------------------------
Brian T. Zino

/s/  Thomas G. Rose                                Treasurer
-------------------------
Thomas G. Rose


John R. Galvin, Director                   )
Alice S. Ilchman, Director                 )
Frank A. McPherson, Director               )
John E. Merow, Director                    )
Betsy S. Michel, Director                  )    /s/  Brian T. Zino
                                                -------------------------------
James C. Pitney, Director                  )   *Brian T. Zino, Attorney-in-fact
James Q. Riordan, Director                 )
Richard R. Schmaltz, Director              )
Robert L. Shafer, Director                 )
James N. Whitson, Director                 )

                        SELIGMAN VALUE FUND SERIES, INC.
                      Pre-Effective Amendment No. 2 to the
                       Registration Statement on Form N-1A

                                  EXHIBIT INDEX


ITEM NO.            DESCRIPTION
--------            -----------

24(b)(2)            By-Laws

24(b)(5)(a)         Management Agreement

24(b)(5)(b)         Subadvisory Agreement

24(b)(6)(a)         Distributing Agreement

24(b)(6)(b)         Sales Agreement

24(b)(7)(a)         Matched Accumulation Plan

24(b)(7)(b)         Deferred Compensation Plan for Directors

24(b)(8)            Form of Custody and Investment Accounting Agreement

24(b)(10)           Opinion and Consent of Counsel

24(b)(11)           Consent of Independent Auditors

24(b)(13)           Investment Letter

24(b)(14)(a)        The Seligman IRA Plan Agreement and Disclosure Statement

24(b)(14)(b)        The Seligman Simple IRA Plan documents for employers

24(b)(14)(c)        The  Seligman  Simple  IRA  Plan  Agreement  and  Disclosure
                    Statement for participants

24(b)(15)(a)        Administration Shareholder Services and Distribution Plan of
                    Seligman Large-Cap Value Fund

24(b)(15)(b)        Administration Shareholder Services and Distribution Plan of
                    Seligman Small-Cap Value Fund

24(b)(15)(c)        Form of Administration Shareholder Services and Distribution
                    Agreement

24(b)(18)           Multiclass Plan pursuant to Rule 18f-3

Other               Exhibits: Powers of Attorney